As filed with the Securities and Exchange Commission on May 10, 2005
                                 File Nos. 033-
                                      811-21764
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      (x)
Pre-Effective Amendment No. _______

Post-Effective Amendment No. _______

                                       and

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940                      (x)

Amendment No. _______

                             WINTERGREEN FUND, INC.
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                                333 Route 46 West
                            Mountain Lakes, NJ 07046
                             ----------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (973) 263-2600
                             ----------------------
              (Registrant's Telephone Number, Including Area Code)

                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004
                             ----------------------
               (Name and Address of Agent for Service of Process)

                            Copies of communications:
                              Patricia A. Poglinco
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

          [_]  immediately upon filing pursuant to paragraph (b)
          [_]  on (date) pursuant to paragraph (b)
          [_]  60 days after filing pursuant to paragraph (a)(1)
          [_]  on (date) pursuant to paragraph (a) (1)
          [_]  75 days after filing pursuant to paragraph (a)(2)
          [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

          [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             WINTERGREEN FUND, INC.

                                   PROSPECTUS

                             [_______________], 2005

                               wintergreenfund.com

Wintergreen Fund, Inc. is an open-end management investment company that seeks capital appreciation.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Products Offered Are Not FDIC Insured

May Lose Value

Are Not Bank Guaranteed

CONTENTS

INVESTMENT OBJECTIVE AND STRATEGIES.....................................
FEES AND EXPENSES OF THE FUND...........................................
MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS............
MANAGEMENT..............................................................
DIVIDENDS, DISTRIBUTIONS AND SHAREHOLDER TAXES..........................
SHAREHOLDER INFORMATION.................................................

                            WINTERGREEN FUND, INC.

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                     INVESTMENT OBJECTIVE AND STRATEGIES

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INVESTMENT OBJECTIVE

The principal investment objective goal of the Fund is capital appreciation.

MAIN INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests mainly in equity securities (including securities convertible into, or that the Investment Manager expects to be exchanged for, common or preferred stock) of companies of any nation that the Investment Manager believes are available at market prices less than their value. The Investment Manager will seek to identify securities through extensive analysis and research, taking into account, among other factors, the relationship of book value to market value, cash flow and multiples of earnings.

The Investment Manager will follow a global approach to investing that combines the following key elements:

o Activism and Arbitrage. If the Fund takes an activist role, it will seek to influence or control management, or invest in other companies that do so, when the Investment Manager believes the Fund may benefit. Arbitrage opportunities will typically involve securities of companies involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs or tender or exchange offers) or that the Investment Manager believes are attractively priced relative to an economically equivalent security of the same or another company.

o Bankruptcy. Securities of companies that are, or are about to be, involved in bankruptcy.

o Cash and Convertibles. Cash equivalent instruments and debt securities or preferred stock convertible into common stock.

o Distressed Companies. Securities of companies that are, or are about to be, involved in reorganizations, financial restructurings, or bankruptcy.

o Equities That Are Undervalued. Securities trading at a discount to intrinsic value.

o Financings. Securities of companies that are, or are about to be, involved in financial restructurings, or participation in such financings.

o    Global. Securities of both U.S. issuers and non-U.S. issuers.

o Hedging. Hedging strategies designed to reduce potential loss as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates, and broad or specific market movements may be used.

o Integrity. Evaluating management ability and incentives to deliver superior returns to shareholders.

With an emphasis on undervalued equities, risk arbitrage and other arbitrage transactions and distressed companies, the Fund will focus its investments in areas where it finds the most compelling opportunities at any given moment and on situations that, in the Investment Manager's opinion, have the potential for capital appreciation. The Investment Manager will examine each security separately and will not apply these factors according to any predetermined formula. In order to maintain investment flexibility, the Investment Manager has not established guidelines as to the size of an issuer, its earnings or the industry in which it operates in order for a security to be included or excluded for purchase by the Fund.

The Fund's investments in Distressed Companies typically involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. Such other indebtedness generally represents a specific commercial loan or portion of a loan made to a company by a financial institution such as a bank or an insurance company. Loan participations represent fractional interests in a company's indebtedness and are generally made available by banks or other institutional investors. By purchasing all or a part of a company's direct indebtedness, the Fund, in effect, steps into the shoes of the lender. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally make such investments to achieve capital appreciation, rather than to seek income.

The Fund may also engage from time to time in an "arbitrage" strategy. When engaging in an arbitrage strategy, the Fund typically buys one security while at the same time selling short another security. The Fund generally buys the security that the Investment Manager believes is either cheap relative to the price of the other security or otherwise undervalued, and sell short the security that the Investment Manager believes is either expensive relative to the price of the other security or otherwise overvalued. In doing so, the Fund attempts to profit from a perceived relationship between the values of the two securities. The Fund generally engages in an arbitrage strategy in connection with an announced corporate restructuring, such as a merger, acquisition or tender offer, or other corporate action or event.

In pursuit of its value-oriented strategy, the Fund is not limited to pre-set maximums governing the size of the companies in which it may invest. However, the Fund invests substantially in mid- and large-cap companies with market capitalization values (share price times the number of common stock shares outstanding) greater than $1.5 billion. The Fund also may invest a significant portion of its assets in small-cap companies.

While the Fund generally purchases securities for investment purposes, the Investment Manager may seek to influence or control management, or invest in other companies that do so, when the Investment Manager believes the Fund may benefit.

The Fund expects to invest substantially and may invest most up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund may attempt, from time to time, to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts (Hedging Instruments), when, in the Investment Manager's opinion, it would be advantageous to the Fund to do so.

PORTFOLIO SELECTION

The Investment Manager employs a research driven, fundamental value strategy with respect to the Fund's investments. In choosing equity investments, the Investment Manager focuses on the market price of a company's securities relative to the Investment Manager's own evaluation of the company's asset value, including an analysis of book value, cash flow potential, long-term earnings, and multiples of earnings. Similarly, debt securities and other indebtedness, including loan participations, are generally selected based on the Investment Manager's own analysis of the security's intrinsic value rather than the coupon rate or rating of the security. The Investment Manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type.

RISK FACTORS AND SPECIAL CONSIDERATIONS

Stocks

Although this may not be the case in foreign markets, in the U.S., stocks historically, as a class, have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies, industries, or securities markets. For example, a negative development regarding an individual company's earnings, management, or accounting practices may cause its stock price to decline, or a negative industry-wide event or broad-based market drop may cause the stock prices of many companies to decline.

Value Investing

Value securities may not increase in price as anticipated by the Investment Manager, and may even decline further in value, if other investors fail to recognize the company's value, or favor investing in faster-growing companies, or if the events or factors that the Investment Manager believes will increase a security's market value do not occur.

The Fund's bargain-driven focus may result in the Fund choosing securities that are not widely followed by other investors. Securities that are considered "cheaply" priced also may include those of companies reporting poor earnings, companies whose share prices have declined sharply (sometimes growth companies that have recently stumbled to levels considered "cheap" in the Investment Manager's opinion), turnarounds, cyclical companies, or companies emerging from bankruptcy, all of which may have a higher risk of being ignored or rejected, and therefore, undervalued by the market or losing more value.

Risk Arbitrage Securities and Distressed Companies

A merger or other restructuring or tender or exchange offer proposed at the time the Fund invests in Risk Arbitrage Securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the Fund. Debt obligations of Distressed Companies typically are unrated, lower-rated, in default or close to default. Also, securities of Distressed Companies are generally more likely to become worthless than the securities of more financially stable companies.

Foreign Securities

Investing in foreign securities, including securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks, which can increase the potential for losses in the Fund and affect its share price, are discussed in more detail beginning on page XX.

Smaller and Mid-Size Companies

While smaller companies, and to some extent mid-size companies, may offer substantial opportunities for capital appreciation, they also involve substantial risks and should be considered speculative. Historically, smaller and mid-size company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of such companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and mid-size companies to changing economic conditions.

In addition, small and mid-size companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established.

Credit

An issuer may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact performance.

Lower-Rated And Unrated Debt Securities. Securities rated below investment grade, sometimes called "junk bonds," and the type of unrated debt securities purchased by the Fund, generally are considered to have more risk than higher-rated securities. They also may fluctuate more in price, and are less liquid than higher-rated securities. Their prices are especially sensitive to developments affecting the company's business and to ratings changes, and typically rise and fall in response to factors that affect the company's stock prices. Issuers of such lower-rated debt securities are not as strong financially, and are more likely to encounter financial difficulties and be more vulnerable to adverse changes in the economy, such as a recession or a sustained period of rising interest rates. The risk that the Fund may lose its entire investment in defaulted bonds is greater in comparison to investing in non-defaulted bonds. Purchasers of participations, such as the Fund, must rely on the financial institution issuing the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of the bank or other financial intermediary issuer, as well as of the company issuing the underlying indebtedness.

No Operating History

The Fund's Investment Manager has been established recently and has no history of managing a registered investment company, such as the Fund.

BECAUSE THE SECURITIES THE FUND HOLDS FLUCTUATE IN PRICE, THE VALUE OF YOUR INVESTMENT IN THE FUND WILL GO UP AND DOWN. YOU COULD LOSE MONEY.

Performance Table and Bar Chart

There is no bar chart or performance table for the Fund because it has not completed a full calendar year of operations.

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                                FEES AND EXPENSES

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This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

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Sales charge (Load) imposed on purchases                             None

Deferred sales charge (Load)                                         None

Redemption fee on shares(1) sold within 7 New York Stock
Exchange trading days following their purchase date                  [_]%

Maximum Account Fee                                                  [_]%

----------
(1) The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares or if your shares are involuntarily redeemed. The fee is generally withheld from redemption proceeds and retained by the Fund. Please see "Shareholder Information - Redemption Fee" on page XX for an explanation of how and when a redemption fee may apply.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from the Fund's assets)

--------------------------------------------------------------------------------

Management fees                                              [_]%
Distribution and/or service (12b-1) fees                     [_]%

Other expenses(1)                                            [_]%
                                                             -----
Total annual Fund operating expenses                         [_]%

----------
(1) Other expenses set forth in this table are based on estimated amounts for the current year.

EXAMPLES

This example can help you compare the cost of investing in the Fund with the cost of investing in other funds. It assumes

o    You invest $10,000 in the Fund for the time periods indicated;

o    Your investment has a 5% return each year; and

o    The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                    EXAMPLE
--------------------------------------------------------------------------------

After 1 year                                          $____

After 3 years                                         $____
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

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          MORE INFORMATION ON INVESTMENT POLICIES, PRACTICES AND RISKS

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EQUITY SECURITIES

The Fund invests primarily in equity securities, including securities convertible into, or expected to be exchanged for, equity securities. An equity security represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks, and securities convertible into common stock, are examples of equity securities.

DEBT SECURITIES

The Fund also invests in debt securities. Debt securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities.

FOREIGN SECURITIES

Securities of companies located outside the U.S. involve additional risks that can increase the potential for losses in the Fund to the extent that it invests in these securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

Currency Exchange Rates

Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S. For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

Political and Economic Developments

The political, economic and social structures of some foreign countries in which the Fund invests may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to their foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the Fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to the Fund's investments.

Trading Practices

Brokerage commissions and other fees may be higher for foreign securities. Government supervision and regulation of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

Availability of Information

Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

Limited Markets

Certain foreign securities may be less liquid (harder to sell) and more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

Emerging Markets

The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

DERIVATIVE SECURITIES

The Fund may attempts to hedge (protect) against currency risks, largely using forward foreign currency exchange contracts, where available and when, in the Investment Manager's opinion, it would be advantageous to the Fund. A forward foreign currency exchange contract is an agreement to buy or sell a specific currency at a future date and at a price set at the time of the contract. Forward foreign currency exchange contracts may reduce the risk of loss from a change in value of a currency, but they also limit any potential gains and do not protect against fluctuations in the value of the underlying position.

Forward foreign currency exchange contracts are considered derivative investments, because their value and performance depend, at least in part, on the value and performance of an underlying asset. The Fund's investments in derivatives may involve a small investment relative to the amount of risk assumed. To the extent the Fund enters into these transactions, its success will depend on the Investment Manager's ability to predict market movements, and their use may have the opposite effect of that intended. Risks include potential loss due to the imposition of controls by a government on the exchange of foreign currencies, delivery failure, default by the other party, or inability to close out a position because the trading market became illiquid.

LIQUIDITY

The Fund may invest up to 15% of its net assets in securities with a limited trading market. Reduced liquidity may have an adverse impact on market price and the Fund's ability to sell particular securities when necessary to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities also may make it more difficult for the Fund to obtain market quotations based on actual trades for the purpose of valuing the Fund's portfolio.

TEMPORARY INVESTMENTS

The Investment Manager may keep a portion, which may be significant at times, of the Fund's assets in cash or invested in high-quality short-term, money market instruments, corporate debt, or direct or indirect U.S. and non-U.S. government and agency obligations, when it believes that insufficient investment opportunities meeting the Fund's investment criteria exist or that it may otherwise be necessary to maintain liquidity. For example, when prevailing market valuations for securities are high, there may be fewer securities available at prices below their intrinsic value. In addition, when the Investment Manager believes market or economic conditions are unfavorable for investors, the Investment Manager may invest up to 100% of the Fund's assets in U.S. or non-U.S. dollar denominated short-term investments, including cash or cash equivalents. In these circumstances, the Fund may be unable to pursue its investment goals.

FUTURE DEVELOPMENTS

The Fund may take advantage of other investment practices and invest in new types of securities and financial instruments that are not currently contemplated for use by the Fund, or are not available but may be developed, to the extent such investment practices, securities and financial instruments are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

More detailed information about the Fund, its policies and risks can be found in the Fund's Statement of Additional Information (SAI).

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI.

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                                   MANAGEMENT

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INVESTMENT MANAGER

Wintergreen Advisers, LLC (Wintergreen Advisers), 333 Route 46 West, Mountain Lakes, NJ 07046, is the Fund's investment manager. Wintergreen Advisers has filed an application for registration as an investment adviser with the Securities and Exchange Commission. Wintergreen Advisers is a newly-formed Delaware limited liability company that has no history of advising a registered investment company, such as the Fund. David J. Winters, the managing member of the Investment Manager and the portfolio manager of the Fund, has twenty years experience in investment advisory services, including in relation to registered investment companies. In addition to the Fund, Wintergreen Advisers anticipates that it will serve as an adviser to private investment funds.

Subject to policies adopted by the board of directors of the Fund, Wintergreen Advisers directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolios. Wintergreen Advisers, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining its organization. The Fund pays Wintergreen Advisers an annual fee for managing the Fund's assets equal to [ ]% of the Fund's average daily net assets.

After the Fund has commenced operations, a description of the basis for the board of directors approving the investment advisory contract with the Investment Manager will be available in the Fund's annual and semi-annual reports.

PORTFOLIO MANAGER

David J. Winters, the managing member of Wintergreen Advisers, is primarily responsible for the management of the Fund's portfolio and has responsibility for the day-to-day management of the Fund. Mr. Winters' biography is set forth below.

Mr. David J. Winters

Prior to forming Wintergreen Advisers, Mr. Winters held various positions with Franklin Mutual Advisers, LLC, including, president, chief executive officer and chief investment officer. Mr. Winters led the Mutual Series group of global and domestic equity value funds and served as the chief investment officer of Franklin Mutual Advisers, LLC with assets under management in excess of $35 billion as of March 31, 2005. Mr. Winters also served as the portfolio manager of the Mutual Discovery Fund during the period beginning February 1, 2000 through May 10, 2005, and other client accounts managed in a similar investment style. Mr. Winters had been a member of the management team of the Mutual Series since 1987, he was named director of research in 2000, and was promoted to president and chief investment officer in 2001.

The Fund's SAI provides additional information about the portfolio manager's compensation, other accounts that he manages and his ownership of Fund shares.

Portfolio Manager's Prior Record

Prior to forming Wintergreen Advisers, Mr. Winters was the portfolio manager of the Mutual Discovery Fund, one of the Mutual Series funds, during the period beginning February 1, 2000 through May 10, 2005. In that capacity, Mr. Winters had primary responsibility for the investments of the Mutual Discovery Fund, and had final authority over all aspects of the fund's investment portfolio, including but not limited to purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash flows in accordance with the fund's investment policies and strategies.. At March 31, 2005, the Mutual Discovery Fund had $6.2 billion in net assets, and that fund had an average annual total return for the period beginning on January 1, 2005 through May 6, 2005 of 2.2%.

Average annualized total returns before taxes for the one-year and five-year period ended December 31, 2004 compared with the performance of the S&P 500/R Index and MSCI World Index were:

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      AVERAGE ANNUAL TOTAL RETURNS OF THE MUTUAL DISCOVERY FUND-CLASS Z(1)
--------------------------------------------------------------------------------

For the Period Ended December 31, 2004               1 Year         5 years
--------------------------------------               ------         -------

Mutual Discovery Fund                                19.39%         10.24%
Class Z
S&P 500/R Index(2)                                   10.87%         -2.30%
MSCI World Index(3)                                  15.25%         -2.05%

----------

(1) The Mutual Discovery Fund Class Z performance disclosed in the table above assumes reinvestment of dividends and capital gains

(2) Source: Standard & Poor's Micropal (S&P 500(R) Index). The unmanaged Standard & Poor's (S&P) 500(R) Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock's weight in the Index proportionate to its market value. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund or the Mutual Discovery Fund's portfolio.

(3) Source: Standard & Poor's Micropal (MSCI World Index). The unmanaged Morgan Stanley Capital International (MSCI) World Index tracks the performance of approximately 1,500 securities in 22 countries and is designed to measure world stock market performance. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund or the Mutual Discovery Fund's portfolio.

Historical performance is not indicative of future performance. Although the Fund and the Mutual Discovery Fund have substantially similar objectives, policies, and strategies, the Mutual Discovery Fund is a separate fund and its historical performance is not indicative of the future performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

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                 DIVIDENDS, DISTRIBUTIONS AND SHAREHOLDER TAXES

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Income and Capital Gain Distributions

The Fund intends to make a distribution from its net investment income twice each calendar year. Capital gains, if any, may be distributed at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income dividends or a capital gain distribution.

Tax Considerations

The Fund generally intends to operate in a manner such that it will not be liable for federal income tax. You will normally have to pay federal income tax, and any state or local income taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated as capital gain dividends are taxable as long-term capital gains. For taxable years beginning on or before December 31, 2008, distributions of dividends to the Fund's non-corporate shareholders may be treated as "qualified dividend income," which is taxed at reduced rates, if such distributions are derived from, and designated by the Fund as, "qualified dividend income" and provided that holding period and other requirements are met by both the shareholder and the Fund. "Qualified dividend income" generally is income derived from dividends from U.S. corporations and "qualified foreign corporations." Other distributions by the Fund are generally taxable to you as ordinary income. Dividends declared in October, November, or December and paid in January of the following year are taxable as if they had been paid the previous December. A distribution by the Fund reduces the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a return of a portion of your investment.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Fund is liable for foreign income taxes withheld at the source, the Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass-through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that the Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by the Fund may be subject to certain limitations imposed by the Internal Revenue Code of 1986, as amended (the Code), as a result of which a shareholder may not be permitted to claim a credit or deduction for all or a portion of the amount of such taxes.

Under certain circumstances, if the Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of the Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gains.

The sale or exchange of Fund shares is a taxable transaction for federal income tax purposes.

If you are neither a citizen nor resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on income dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. Under the American Jobs Creation Act of 2004, for taxable years of the Fund beginning before January 1, 2008, the Fund is not required to withhold this tax with respect to distributions of net short-term capital gains in excess of net long-term capital losses nor with respect to distributions of certain U.S. source interest income.

The Fund is required to apply backup withholding on distributions and redemption proceeds otherwise payable to any noncorporate shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or, in the case of distributions, who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Rather, the federal income tax liability of persons subject to backup withholding will be offset by the amount of tax withheld.

Each January the Fund will send you a statement that shows the tax status of distributions you received the previous year. For further information about the tax consequences of investing in the Fund, please see the SAI. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------

                             SHAREHOLDER INFORMATION

--------------------------------------------------------------------------------

This section discusses how to buy, sell or redeem shares in the Fund that are offered in this prospectus.

BUYING SHARES

Minimum and Maximum Individual Purchase Amount:

--------------------------------------------------------------------------------
                                    Minimum Purchase        Maximum Purchase
                                    Amount                  Amount
--------------------------------------------------------------------------------
                                    Initial  Additional     Initial   Additional

Regular Accounts

Automatic investment plans

UGMA/UTMA Accounts

Employer Sponsored Retirement Accounts

IRAs, IRA Rollovers, Coverdell Education
Savings Plan and ROTH IRAs

Broker-dealer sponsored wrap account
programs

Current and full-time employees,
officers, trustees and directors of the
Fund and their immediate family members

--------------------------------------------------------------------------------
PLEASE NOTE THAT YOU MAY ONLY BUY SHARES OF THE FUND IF THEY ARE ELIGIBLE FOR SALE IN YOUR STATE OR JURISDICTION.

Retirement and Employee Benefit Plans

Shares are also available to:

o SEPs, traditional and ROTH IRAs (the minimums listed in the table above apply);

o    SAR-SEPs, SIMPLE IRAs, and individual 403(b) plans;

o all 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans where plan level or omnibus accounts are held on the books of the Fund (group retirement plans) with assets of $1,000,000 or more;

Distribution and Service (12b-1) Fees

The Fund has a distribution plan, sometimes known as a 12b-1 plan that allows the Fund to pay distribution and other fees of up to [ ]% to [ ]% per year for the sale of shares and for services provided to shareholders. Because these fees are paid out the Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Payments to Financial Advisors and Their Firms

Financial intermediaries market and sell shares of the Fund. These financial intermediaries employ financial advisors and receive compensation for selling shares of the Fund. This compensation is paid from various sources, including any 12b-1 fee that you or the Fund may pay. Your individual financial advisor may receive some or all of the amounts paid to the financial intermediary that employs him or her.

--------------------------------------------------------------------------------
                        What is a Financial Intermediary?

A financial intermediary is a firm that receives compensation for selling shares of the Fund offered in this prospectus and/or provides services to the Fund's shareholders. Financial intermediaries may include, among others, your broker, your financial planner or advisor, banks, pension plan consultants and insurance companies. Financial intermediaries employ financial advisors who deal with you and other investors on an individual basis.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Your financial advisor's firm receives compensation from the Fund in several ways from various sources, which include some or all of the following:

- 12b-1 fees

- additional distribution support

- defrayal of costs for educational seminars and training

- payments related to providing shareholder recordkeeping and/or transfer agency services

Please read the prospectus carefully for information on this compensation.
--------------------------------------------------------------------------------

As of the date of the prospectus, Wintergreen Advisers anticipates that the firms that will receive additional payments for distribution services and/or educational support include:

[LIST]

Although the Fund may use brokers and dealers who sell shares of the Fund to effect portfolio transactions, the Fund does not consider the sale of Wintergreen Fund, Inc. shares as a factor when selecting brokers or dealers to effect portfolio transactions.

Account Application

If you are opening a new account, please complete and sign the enclosed account application. To save time, you can sign up now for services you may want on your account by completing the appropriate sections of the application (see "Investor Services" on page XX). For example, if you would like to link one of your bank accounts to your Fund account so that you may use electronic funds transfer to and from your bank account to buy and sell shares, please complete the bank information section of the application. On the account application, you may enroll in [TRANSFER AGENT] electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of the Fund's prospectuses, annual/semi-annual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. We will keep your bank information on file for future purchases and redemptions. We do not accept cash, credit card convenience checks, non-bank money orders or travelers checks as forms of payment to purchase shares. You may apply online at wintergreenfund.com to open an account.

--------------------------------------------------------------------------------
Buying Shares         Opening an Account            Adding to an Account
--------------------------------------------------------------------------------
Through your          Contact your investment       Contact your investment
investment            representative                representative
representative

By Phone/Online       To make a same day            Before requesting telephone
(Up to $[    ] per    investment, your phone        or online purchase into an
shareholder per       order must be received and    existing account, please
day)                  accepted by us by 4:00 PM     make sure we have your bank
1 (800) XXX-XXXX      Eastern Time or the close     account information on file.
wintergreenfund.com   of the New York Stock         If we do not have this
Certain account       Exchange, whichever is        information, you will need
types may not be      earlier.                      to send written instructions
available for                                       with your bank's name and
online account                                      address and a voided check
access.                                             or savings account deposit
                                                    slip. If the bank and Fund
                                                    accounts do not have at
                                                    least one common owner, your
                                                    written request must be
                                                    signed by all fund and bank
                                                    account owners, and each
                                                    individual must have his or
                                                    her signature guaranteed. If
                                                    you have online access, you
                                                    will be able to add or
                                                    change bank account
                                                    information that we can use
                                                    to process additional
                                                    purchases into your Fund
                                                    account.

                                                    To make a same day
                                                    investment, your phone or
                                                    online order must be
                                                    received and accepted by us
                                                    by 4:00 PM Eastern Time or
                                                    the close of the New York
                                                    Stock Exchange, whichever is
                                                    earlier.

By Mail               Make your check payable to    Make your check payable to
                      the Fund.                     the Fund. Include your
                      Mail your check and signed    account number on the check.
                      application to [TRANSFER      Fill out the deposit slip
                      AGENT].                       from your account statement.
                                                    If you do not have a slip,
                                                    include a note with your
                                                    name, the Fund name and your
                                                    account number.

                                                    Mail the check and deposit
                                                    slip or note to [TRANSFER
                                                    AGENT].

By Wire               Call to receive a wire        Call to receive a wire
1 (800) XXX-XXXX      control number and wire       control number and wire
or (1 XXX-XXX-XXXX    instructions.                 instructions.
collect)
                      Wire the Fund and mail your   To make a same day wire
                      signed application to         investment, the wired funds
                      [TRANSFER AGENT]. Please      must be received and
                      include the wire control      accepted by us by 4:00 PM
                      number or your new account    Eastern Time or the close of
                      number in the application.    the New York Stock Exchange,
                      whichever is earlier.

                      To make a same day wire
                      investment, the wired funds
                      must be received and
                      accepted by us by 4:00 PM
                      Eastern Time or the close of
                      the New York Stock Exchange,
                      whichever is earlier.

--------------------------------------------------------------------------------

For further information about these options, consult our website at wintergreenfund.com or contact us. Please see "INVESTOR SERVICES" below.

YOUR PURCHASE PRICE

You buy shares at the Fund's NAV determined as of your trade date. A purchase request received by the Fund before 4 PM, Eastern Time) receives a trade date of the same day, and a purchase request received after that time receives a trade date of the first business day following the date of receipt.

FUTURE TRADE DATE REQUESTS

The Fund does not accept requests to hold a purchase, redemption, or exchange transaction for a future date.

INVESTOR SERVICES

WINTERGREEN FUND, INC. INVESTOR SERVICES
333 Route 46 West, Mountain Lakes, NJ 07046
Call toll-free from anywhere in the United States: 1 (800) XXX-XXXX (Monday through Friday 5:30 A.M. To 5:00 P.M., Eastern Time)

Online

Visit us online 24 hours a day, 7 days a week, at wintergreenfund.com
- For the most complete source of Fund news
- For Fund, account, and service information
- For most account transactions
- For literature requests

Automatic Investment Plan

This plan offers a convenient way for you to invest in the Fund by automatically transferring money from your checking or savings account each month to buy shares. To sign up, visit us online at wintergreenfund.com or complete the appropriate section of your account application and mail it to [TRANSFER AGENT]. If you are opening a new account, please include the minimum initial investment (please see page XX) with your application.

Automatic Payroll Deduction

You may invest in the Fund automatically by transferring money from your paycheck to the Fund by electronic funds transfer. If you are interested, indicate on your application that you would like to receive an Automatic Payroll Deduction Program kit.

Automated Telephone System

Our automated system offers around-the-clock access to information about your account. This service is available by dialing any of the following numbers from a touch-tone phone:

Shareholder Services     1 (800) XXX-XXXX
Advisor Services   1 (800) XXX-XXXX

Distribution Options

You may reinvest distributions you receive from the Fund in an existing account in the Fund. You also can have your distributions deposited in a bank account, or mailed by check. Deposits to a bank account may be made by electronic funds transfer. Please indicate on your application the distribution option you have chosen, otherwise we will reinvest your distributions in the Fund.

Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account, allowing you to obtain or view your account information, and conduct a number of transactions by phone or online, including: buy or sell shares of the Fund; use electronic funds transfer to buy or sell shares of the Fund; change your address; and, add or change account services (including distribution options, systematic withdrawal plans and automatic investment plans).

To view your account information or request online transactions, you will first need to register for these services at the shareholder section of our website at wintergreenfund.com. You will be asked to accept the terms of an online agreement(s) and establish a password for online services. If you are registered for online services, you may enroll online in [TRANSFER AGENT] electronic delivery program for your shareholder documents. This will allow you to receive electronic delivery (through our website) of the Fund's prospectuses, annual/semiannual reports to shareholders, and proxy statements, as well as your account(s) statements and trade confirmations, and discontinue receiving your paper copies through the U.S. mail. Using our shareholder website means you are consenting to sending and receiving personal financial information over the Internet, so you should be sure you are comfortable with the associated risks.

As long as we follow reasonable security procedures and act on instructions we reasonably believe are genuine, we will not be responsible for any losses that may occur from unauthorized requests. We will request passwords or other information, and also may record calls. To help safeguard your account, keep your password confidential, and verify the accuracy of your confirmation statements immediately after you receive them. Contact us immediately if you believe someone has obtained unauthorized access to your account or password. For transactions done over the Internet, we recommend the use of an Internet browser with 128-bit encryption. Certain methods of contacting us (such as by phone or by Internet) may be unavailable or delayed during periods of unusual market activity.

Of course, you can decline telephone buy or sell on your account application, or choose not to register for online privileges. If you have telephone/online privileges on your account and want to discontinue them, please contact us for instructions. You may reinstate these privileges at any time in writing, including online registration with respect to online privileges.

Systematic Withdrawal Plan

This plan allows you to automatically sell your shares and receive regular payments from your account. A redemption fee may apply to withdrawals that exceed certain amounts. Certain terms and minimums apply. To sign up, visit us online at wintergreenfund.com or complete the appropriate section of your application.

THE FUND RESERVES THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON.

SELLING SHARES

You can sell your shares at any time. Please keep in mind that a redemption fee may apply.

Selling Shares in Writing

Generally, requests to sell $[______] or less can be made over the phone, online, or with a simple letter. Sometimes, however, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:

o    You are selling more than $100,000 worth of shares;

o    You want your proceeds paid to someone who is not a registered owner; or

o You want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.

We also may require a signature guarantee on instructions we receive from an agent, not the registered owners, or when we believe it would protect the Fund against potential claims based on the instructions received.

A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers.

A notary public CANNOT provide a signature guarantee.

Selling Recently Purchased Shares

If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days or more.

Redemption Proceeds

Your redemption check will be sent within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. Redemption proceeds may be delayed if we have not yet received your signed account application.

To sell some or all of your Shares:
--------------------------------------------------------------------------------
Through your          Call your investment representative.
investment
representative
--------------------------------------------------------------------------------

By Mail Send written instructions and endorsed share certificates (if you hold share certificates) to [TRANSFER AGENT]. Corporate, partnership or trust accounts may need to send additional documents.

                      Specify the account number and the dollar value or number of shares you wish to sell. Be sure to include all necessary signatures and any additional documents, as well as signature guarantees, if required.

                      A check will be mailed to the name(s) and address on the account, or otherwise according to your written instruction.

By Phone/Online       As long as your transaction is for $100,000 or less, you
1 (800) XXX-XXXX      do not hold share certificates and you have not changed
wintergreenfund.com   your address by phone or online within the last 15 days,
                      you can sell your shares by phone or online.

                      A check will be mailed to the name(s) and address on the account. Written instructions, with a signature guarantee, are required to send the check to another address or to make it payable to another person.

By Electronic Funds   You can call, write or visit us online to have redemption
Transfer (ACH)        proceeds sent to a bank account. See the policies above
                      for selling shares by mail, phone or online.

                      Before requesting to have redemption proceeds sent to a bank account, please make sure we have your bank account information on file. If we do not have this information, you will need to provide the banking instructions online or send written instructions with your bank's name and a voided check or savings account deposit slip. If the bank and the Fund accounts do not have at least one common owner, you must provide written instructions signed by all Fund and bank accounts owners, and each individual must have his or her signature guaranteed.

                      If we receive your request in proper from by 4:00 PM Eastern Time, proceeds sent by ACH generally will be available within two to three business days.

--------------------------------------------------------------------------------
For further information about these options, consult our website at wintergreenfund.com or contact us. Please see "INVESTOR SERVICES" above.

MARKET TIMING TRADING POLICY

The Fund's board of directors has adopted the following policies and procedures with respect to market timing (Market Timing Trading Policy).

[TO BE PROVIDED BY PRE-EFFECTIVE AMENDMENT]

REDEMPTION FEE

Redemption Fee Assessment

A short-term trading redemption fee may be assessed on any Fund shares that are sold (by redemption, whether voluntary or involuntary) within seven (7) NYSE trading days following their purchase date. This redemption fee will equal [ ]% of the amount redeemed (using standard rounding criteria) and shares held the longest will be treated as being redeemed first and shares held shortest as being redeemed last. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, by billing you.

This redemption fee is imposed to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. This redemption fee is not intended to accommodate short-term trading and the Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account in the Fund, the Fund Investment Manager or transfer agent may in its sole discretion determine that your trading activity may be detrimental to the Fund as described in the Fund's "Market Timing Trading Policy" section and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future redemptions out of the Fund.

Redemptions through Financial Intermediaries

You are an investor subject to this [ ]% short-term trading redemption fee whether you are a direct shareholder of the Fund or you are investing indirectly in the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment advisor, an administrator or trustee of an IRS recognized tax-deferred savings plan such as a 401(k) retirement plan and a 529 college savings plan that maintains an Omnibus Account with the Fund for trading on behalf of its customers. The Fund will establish procedures by which financial intermediaries shall be required to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing.

Waiver/Exceptions/Changes

The Fund reserves the right to waive the redemption fee at its discretion if the Fund or the Fund's transfer agent believes such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law. The Fund or the Fund's transfer agent may also, at its discretion and upon receipt of shareholder's written request, waive the redemption fee because of a bona-fide and unanticipated financial emergency. The redemption fee does not apply to redemptions by other mutual funds, Omnibus Account owners and certain comprehensive fee programs where investment instructions are given at the firm level of Fund approved broker-dealers on behalf of their clients invested in the Fund. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. You will receive 60 days' notice of any material changes, unless otherwise provided by law.

Limitations on Collection

Currently, the Fund is very limited in its ability to ensure that the redemption fee is assessed by financial intermediaries on behalf of their customers. For example, where a financial intermediary is not able to determine if the redemption fee applies and/or is not able to assess or collect the fee, or omits to collect the fee at the time of a redemption, the Fund will not receive the redemption fee. Further, if Fund shares are redeemed by a financial intermediary at the direction of its customer(s), the Fund may not know: (1) whether a redemption fee is applicable; and/or (2) the identity of the customer who should pay the redemption fee.

Involuntary Redemptions

The Fund reserves the right to close your account if the account value falls below the Fund's minimum account level ($25,000), or you are deemed to engage in activities that are illegal (such as late trading) or otherwise believed to be detrimental to the Fund (such as market timing), to the fullest extent permitted by law.

ACCOUNT POLICIES

Calculating Share Price

The Fund calculates the net asset value per share (NAV) each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 PM Eastern time). The NAV is calculated by dividing the Fund's net assets by the number of its shares outstanding.

The Fund's assets are generally valued at their market value. If market prices are unavailable, or if an event occurs after the closing of the trading market that materially affects the values, assets may be valued at their fair value. If the Fund holds securities listed primarily on a foreign exchange that trades on days when the Fund is not open for business, the value of shares may change on days that you cannot buy or sell shares. Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs the third party pricing vendors will provide revised values to the Fund.

Fair Valuation - Individual Securities. Since the Fund may invest in securities that are restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid, there is the possibility of a differential between the last available market prices for one or more of those securities and the latest indications of market values for those securities. The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available (such as certain restricted or unlisted securities and private placements) or which may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities). Some methods for valuing these securities may include: fundamental analysis (earnings multiple, etc.), matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities.

The application of fair value pricing procedures represents a good faith determination based upon specifically applied procedures. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were able to sell the security at approximately the time at which the Fund determines its NAV per share.

Security Valuation - Corporate Debt Securities. Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond and note transactions and may rely on independent pricing services to assist in determining a current market value for each security. The Fund's pricing services may utilize independent quotations from bond dealers and bond market activity to determine current value.

Security Valuation - Options. The Fund values portfolio securities underlying actively traded call options at their market price as determined above. The current market value of any option the Fund holds is its last sale price on the relevant exchange before the Fund values its assets. If there are no sales that day or if the last sale price is outside the bid and ask prices, the Fund values options within the range of the current closing bid and ask prices if the Fund believes the valuation fairly reflects the contract's market value.

Security Valuation - Foreign Securities - Computation of U.S. Equivalent Value. The Fund generally determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 PM Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's board.

Valuation - Foreign Securities - Potential Impact of Time Zones and Market Holidays. Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund. As a result, the Fund may be susceptible to what is referred to as "time zone arbitrage." Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund's portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund's NAV is computed. Trading by these investors, often referred to as "arbitrage market timers," may dilute the value of the Fund's shares, if such discrepancies in security values actually exist. To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Fund's board, the Investment Manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE. If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the board. In certain circumstances these procedures include the use of independent pricing services. The intended effect of applying fair value pricing is to compute an NAV that accurately reflects the value of the Fund's portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders. However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day. Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund's NAV is not calculated. Thus, the calculation of the Fund's NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation. If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund's fair value procedures established and approved by the Fund's board.

Accounts with Low Balances

If the value of your account falls below $25,000 ($[ ] for employee and UGMA/UTMA accounts) because you sell some of your shares, we may mail you a notice asking you to bring the account back up to its applicable minimum investment amount. If you choose not to do so within 30 days, we may close your account and mail the proceeds to the address of record. You will not be charged a redemption fee if your account is closed for this reason.

Statements, Reports and Prospectuses

You will receive quarterly account statements that show all your account transactions during the quarter. You also will receive written notification after each transaction affecting your account (except for distributions and transactions made through automatic investment or withdrawal programs, which will be reported on your quarterly statement).

You also will receive the Fund's financial reports every six months as well as an annual updated prospectus. To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at [1-800/ ]. At any time you may view current prospectuses and financial reports on our website.

If you choose, you may receive your statements, financial reports and prospectuses through electronic delivery (please see "Telephone/Online Privileges" on page XX).

Investment Representative Account Access

If there is a dealer or other investment representative of record on your account, he or she will be able to obtain your account information, conduct transactions for your account, and also will receive copies of all notifications and statements and other information about your account directly from the Fund.

Street or Nominee Accounts

You may transfer your shares from the street or nominee name account of one dealer to another, as long as both dealers have an agreement with Wintergreen Advisers. We will process the transfer after we receive authorization in proper form from your delivering securities dealer.

Joint Accounts

Unless you specify a different registration, shares issued to two or more owners are registered as "joint tenants with rights of survivorship" (shown as "Jt Ten" on your account statement). To make any ownership changes to jointly owned shares, or to sever a joint tenancy in jointly owned shares, all owners must agree in writing.

Joint Account Risk with Telephone/Online Privileges

You will automatically receive telephone/online privileges when you open your account. If your account has more than one registered owner, telephone/online privileges allow each Fund to accept online registration for online services (including electronic delivery of shareholder documents) and transaction instructions online or by telephone from only one registered owner. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions by telephone, online or in writing (subject to any limitations in telephone or online privileges) to:

o Redeem Fund shares and direct the redemption proceeds to a bank account that may or may not be owned by you and, if owned by you jointly with someone else, only requires one person to withdraw funds by check or otherwise;

o Add/Change the bank account to which Fund share redemption proceeds may be sent, which bank account may not be owned by you;

o    Purchase Fund shares by debiting a bank account that may be owned by you;
     and

o Add/Change the bank account that may be debited for Fund share purchases, which new account may be owned by you.

If you do NOT want another registered owner on your account to be able to issue these kinds of instructions to the Fund without your consent, you must instruct the Fund to deny/terminate online privileges and the ability to issue such instructions by telephone so that these types of instructions will only be accepted in writing signed by all account owners. Any later decision to permit these types of instructions by telephone and/or online will need to be given to the Fund in a written instruction signed by all registered owners.

Additional Policies

Please note that the Fund maintains additional policies and reserves certain rights, including:

o    The Fund may restrict, reject or cancel any purchase orders.

o The Fund may modify, suspend, or terminate telephone/online privileges at any time.

o The Fund may make material changes to or discontinue the exchange privilege on 60 days' notice or as otherwise provided by law.

o The Fund may stop offering shares completely or may offer shares only on a limited basis, for a period of time or permanently.

o Normally, redemptions are processed by the next business day, but may take up to seven days to be processed if making immediate payment would adversely affect the Fund.

o In unusual circumstances, we may temporarily suspend redemptions or postpone the payment of proceeds, as allowed by federal securities laws.

o For redemptions over a certain amount, the Fund may pay redemption proceeds in securities or other assets rather than cash if the manager determines it is in the best interest of the Fund, consistent with applicable law.

o You may only buy shares of the Fund if they are eligible for sale in your state or jurisdiction.

o To permit investors to obtain the current price, dealers are responsible for transmitting all orders to the Fund promptly.

QUESTIONS

If you have any questions about the Funds or your account, you can write to us at 333 Route 46 West, Mountain Lakes, NJ 07046. You also can call us toll-free from anywhere in the United States: 1 (800) XXX-XXXX (Monday through Friday 5:30 A.M. To 5:00 P.M., Eastern Time) or visit us online 24 hours a day, 7 days a week, at wintergreenfund.com. For your protection and to help ensure we provide you with quality service, all calls may be monitored or recorded.

                                BACK COVERPAGE

You can learn more about the Fund in the following documents:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports. In the Fund's annual report you will find a discussion of recent market conditions and Fund strategies that significantly affected Fund performance during its last fiscal year, financial statements, detailed performance information, portfolio holdings and, in the annual report only, the independent auditor's report. After the Fund has commenced operations, you may obtain these reports at no cost through your investment representative or by e-mailing or calling us at the address and number below. You will also be able to view current annual/semiannual reports online at wintergreenfund.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

Contains more information about the Fund, its investments and policies. It is incorporated by reference (is legally a part of this prospectus).

For a free copy of the SAI, please contact your investment representative or e-mail or call us at the address and number below.

You also can obtain information about the Fund by visiting the Securities and Exchange Commission's Public Reference Room in Washington, DC (phone 1-202/942-8090) or the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. You can obtain copies of this information, after paying a duplicating fee, by writing to the Securities and Exchange Commission's Public Reference Section, Washington, DC 20549-0102 or by electronic request at the following email address: publicinfo@sec.gov.

                             WINTERGREEN FUND, INC.

                                     [LOGO]

                            WINTERGREEN ADVISERS, LLC
                                333 Route 46 West
                            Mountain Lakes, NJ 07046
                                    [1-800- ]
                               wintergreenfund.com
                         [         @wintergreenfund.com]

                             WINTERGREEN FUND, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                  [ ], 2005

                                [Insert logo]

This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to the information in the Fund's prospectus. The Fund's prospectus, dated [ ], 2005, which we may amend from time to time, contains the basic information you should know before investing in the Fund. You should read this SAI together with the Fund's prospectus.

For a free copy of the current prospectus or annual report, contact your investment representative, send an e-mail to [ @wintergreenfund.com] or call 1-800/[ ].

CONTENTS

Fund History ...........................................................
Investment Objective, Strategies and Risks..............................
Officers and Directors..................................................
Code of Ethics and Proxy Voting Policies and Procedures.................
Investment Advisory and Other Services..................................
Portfolio Transactions..................................................
Taxation of the Fund....................................................
Organization, Voting Rights and Principal Holders.......................
Buying and Selling Shares...............................................
Pricing Shares..........................................................

--------------------------------------------------------------------------------

                                 FUND HISTORY

--------------------------------------------------------------------------------

The name of the fund is Wintergreen Fund, Inc. (the Fund). The Fund, an open-end, diversified management investment company, commonly called a mutual fund, was organized as a corporation in Maryland on May 5, 2005 and registered with the Securities and Exchange Commission (SEC).

The Fund currently offers one class of shares. The Fund may offer additional classes of shares in the future.

Each Share represents a proportionate interest in the Fund's assets. All shares have the same voting and other rights and preferences. The shares have noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Fund does not intend to hold annual shareholder meetings and is not required to do so. The Fund may hold special meetings, however, for matters requiring shareholder approval. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting may also be called by the board in its discretion.

--------------------------------------------------------------------------------

                  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

Generally, the policies and restrictions discussed in this SAI and in the prospectus apply when the Fund makes an investment. In most cases, the Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

If a bankruptcy or other extraordinary event occurs concerning a particular security the Fund owns, the Fund may receive stock, real estate, or other investments that the Fund would not, or could not, buy. If this happens, the Fund intends to sell such investments as soon as practicable while trying to maximize the return to shareholders.

The Fund has adopted certain investment restrictions as fundamental policies. A fundamental policy may only be changed if the change is approved by (i) more than 50% of the Fund's outstanding shares or (ii) 67% or more of the Fund's shares present at a shareholder meeting if more than 50% of the Fund's outstanding shares are represented at the meeting in person or by proxy, whichever is less.

FUNDAMENTAL INVESTMENT POLICIES

The Fund's investment objective is capital appreciation.

The Fund may not:

1. Purchase or sell commodities, commodity contracts (except in conformity with regulations of the Commodities Futures Trading Commission such that the Fund would not be considered a commodity pool), or oil and gas interests or real estate. Securities or other instruments backed by commodities are not considered commodities or commodity contracts for purposes of this restriction. Debt or equity securities issued by companies engaged in the oil, gas, or real estate businesses are not considered oil or gas interests or real estate for purposes of this restriction. First mortgage loans and other direct obligations secured by real estate are not considered real estate for purposes of this restriction.

2. Make loans, except to the extent the purchase of debt obligations of any type are considered loans and except that the Fund may lend portfolio securities to qualified institutional investors in compliance with requirements established from time to time by the SEC and the securities exchanges on which such securities are traded.

3. Issue securities senior to its stock or borrow money or utilize leverage in excess of the maximum permitted by the Investment Company Act of 1940, as amended (1940 Act), which is currently 33 1/3% of total assets (including 5% for emergency or other short-term purposes).

4. Invest more than 25% of the value of its assets in a particular industry (except that U.S. government securities are not considered an industry).

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Except as may be described in the prospectus, engage in short sales, purchase securities on margin or maintain a net short position.

The term prospectus as referenced in restriction 6 includes this SAI.

INVESTMENTS, TECHNIQUES, STRATEGIES AND THEIR RISKS

Certain words or phrases used in the prospectus or this SAI may be used in descriptions of Fund investment policies and strategies to give investors a general sense of the Fund's level of investment. They are broadly identified with, but not limited to, the following percentages of fund total assets:

      "small portion"         less than 10%
      "portion"               10% to 25%
      "significant"           25% to 50%
      "substantial"           50% to 66%
      "primary"               66% to 80%
      "predominant"           80% or more

The percentages above are not intended to be precise, nor are they limitations unless specifically stated as such in the Fund's prospectus or elsewhere in this SAI.

The value of your shares in the Fund will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. In addition to the factors that affect the value of any particular security that the Fund owns, the value of the Fund's shares may also change with movements in the stock and bond markets as a whole.

The Fund may invest in equity securities, including securities convertible, exchangeable for, or expected to be exchanged into common stock (including convertible preferred and convertible debt securities). There are no limitations on the percentage of the Fund's assets that may be invested in equity securities, debt securities, or convertible securities. The Fund reserves freedom of action to invest in these securities in such proportions as the Investment Manager deems advisable. In addition, the Fund also may invest in restricted debt and equity securities, in foreign securities, and in other investment company securities.

The general investment policy of the Fund is to invest in securities if, in the opinion of the Investment Manager, they are available at prices less than their intrinsic value, as determined by the Investment Manager after careful analysis and research, taking into account, among other factors, the relationship of book value to market value of the securities, cash flow potential, long-term earnings, and multiples of earnings. The relationship of a security's "book value to market value" is an analysis of the difference between the price at which a security is trading in the market, as compared to the value of that security based upon an analysis of certain information contained in a company's financial statements. Cash flow analysis considers the inflow and outflow of money into and out of a company. The Investment Manager examines each security separately and does not apply these factors according to any predetermined formula. The Investment Manager has not established guidelines as to the size of an issuer, its earnings or the industry in which it operates in order for a security to be excluded as unsuitable for purchase by the Fund.

Although the Fund may invest in securities of companies of any size, the Fund generally invests substantially in larger and medium size companies with market capitalizations in excess of $1.5 billion

The Fund may invest in any industry although it will not concentrate its investments in any one industry.

The Fund may invest in securities that are traded on U.S. or foreign securities exchanges, the National Association of Securities Dealers Automated Quotation System (Nasdaq) national market system or in any domestic or foreign over-the-counter (OTC) market. U.S. or foreign securities exchanges typically represent the primary trading market for U.S. and foreign securities. A securities exchange brings together buyers and sellers of the same securities. The Nasdaq national market system also brings together buyers and sellers of the same securities through an electronic medium which facilitates a sale and purchase of the security. Many companies whose securities are traded on the Nasdaq national market system are smaller than the companies whose securities are traded on a securities exchange. The OTC market refers to all other avenues whereby brokers bring together buyers and sellers of securities. In addition, the Fund may purchase securities through private placements or in other private transactions.

The following is a description of the various types of securities the Fund may buy and techniques it may use.

Borrowing

The Fund is permitted to borrow under certain circumstances, as described under "Fundamental Investment Policies" above, under no circumstances will the Fund make additional investments while any amounts borrowed exceed 5% of the Fund's total assets.

Cash Equivalent Investments

Cash equivalent investments are investments in certain types of short-term debt securities. The Fund making a cash equivalent investment expects to earn interest at prevailing market rates on the amount invested and there is little, if any, risk of loss of the original amount invested. The Fund's cash equivalent investments are typically made in obligations issued or guaranteed by the U.S. or other governments, their agencies or instrumentalities and high-quality commercial paper issued by banks, corporations or others. Commercial paper consists of short-term debt securities which carry fixed or floating interest rates. A fixed interest rate means that interest is paid on the investment at the same rate for the life of the security. A floating interest rate means that the interest rate varies as interest rates on newly issued securities in the marketplace vary.

Convertible Securities

Convertible securities are debt securities, or in some cases preferred stock, that have the additional feature of converting into, exchanging or expecting to be exchanged for, common stock of a company after certain periods of time or under certain circumstances. Holders of convertible securities gain the benefits of being a debt holder or preferred stockholder and receiving regular interest payments, in the case of debt securities, or higher dividends, in the case of preferred stock, with the possibility of becoming a common stockholder in the future. A convertible security's value normally reflects changes in the company's underlying common stock value.

As with a straight fixed-income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like a common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock.

A convertible security tends to be senior to the issuer's common stock, but subordinate to other types of fixed-income securities issued by that company. A convertible security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued. When a convertible security issued by an operating company is "converted," the issuer often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the issuer may pay out cash instead of common stock.

Debt Securities

A debt security typically has a fixed payment schedule which obligates the company to pay interest to the lender and to return the lender's money over a certain time period. A company typically meets its payment obligations associated with its outstanding debt securities before it declares and pays any dividends to holders of its equity securities. While debt securities are used as an investment to produce income to an investor as a result of the fixed payment schedule, debt securities also may increase or decrease in value depending upon factors such as interest rate movements and the success or lack of success of a company.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value per share.

The Fund may invest in a variety of debt securities, including bonds and notes issued by domestic or foreign corporations and the U.S. or foreign governments and their agencies and instrumentalities. Bonds and notes differ in the length of the issuer's repayment schedule. Bonds typically have a longer payment schedule than notes. Typically, debt securities with a shorter repayment schedule pay interest at a lower rate than debt securities with a longer repayment schedule.

The debt securities which the Fund may purchase may either be unrated, or rated in any rating category established by one or more independent rating organizations, such as Standard & Poor's Ratings Group (S&P) or Moody's Investors Service (Moody's). Securities are given ratings by independent rating organizations, which grade the company issuing the securities based upon its financial soundness. The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's. Generally, lower rated and unrated debt securities are riskier investments. Debt securities rated BB or lower by S&P or Moody's are considered to be high yield, high risk debt securities, commonly known as "junk bonds." The lowest rating category established by Moody's is "C" and by S&P is "D." Debt securities with a D rating are in default as to the payment of principal and interest, which means that the issuer does not have the financial soundness to meet its interest payments or its repayment schedule to security holders. These ratings represent the opinions of the rating services with respect to the issuer's ability to pay interest and repay principal. They do not purport to reflect the risk of fluctuations in market value and are not absolute standards of quality.

If the rating on an issue held in the Fund's portfolio is changed by the rating service or the security goes into default, this event will be considered by the Fund in its evaluation of the overall investment merits of that security, but will not generally result in an automatic sale of the security.

The Fund generally will invest in debt securities under circumstances similar to those under which they will invest in equity securities; namely, when, in the Investment Manager's opinion, such debt securities are available at prices less than their intrinsic value. Investing in fixed-income securities under these circumstances may lead to the potential for capital appreciation. Consequently, when investing in debt securities, a debt security's rating is given less emphasis in the Investment Manager's investment decision-making process. Historically, the Fund may invest in debt securities issued by domestic or foreign companies (i) that are involved in restructurings (such as mergers, acquisitions, consolidations, liquidations, spinoffs, or tender or exchange offers) (Risk Arbitrage Securities), and (ii) that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy (Distressed Companies), because such securities often are available at less than their intrinsic value. Debt securities of such companies typically are unrated, lower rated, in default or close to default. While posing a greater risk than higher rated securities with respect to payment of interest and repayment of principal at the price at which the debt security was originally issued, the Fund generally purchases these debt securities at discounts to the original principal amount. Such debt typically ranks senior to the equity securities of Distressed Companies and may offer the potential for capital appreciation and additional investment opportunities.

Medium and Lower Rated Corporate Debt Securities

The Fund may invest in securities of Distressed Companies when the intrinsic values of such securities, in the opinion of the Investment Manager, warrant such investment. The Fund may invest in securities that are rated in the medium to lowest rating categories by S&P and Moody's, some of which may be so-called "junk bonds." Corporate debt securities rated Baa are regarded by Moody's as being neither highly protected nor poorly secured. Interest payments and principal security appear adequate to Moody's for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities are regarded by Moody's as lacking outstanding investment characteristics and having speculative characteristics. Corporate debt securities rated BBB are regarded by S&P as having adequate capacity to pay interest and repay principal. Such securities are regarded by S&P as normally exhibiting adequate protection parameters, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this rating category than in higher rated categories. Companies issuing lower rated higher yielding debt securities are not as strong financially as those with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could prevent them from making interest and principal payments. If an issuer is not paying or stops paying interest and/or principal on its securities, payments on the securities may never resume.

Corporate debt securities that are rated B are regarded by Moody's as generally lacking characteristics of the desirable investment. In Moody's view, assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Corporate debt securities rated BB, B, CCC, CC and C are regarded by S&P on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. In S&P's view, although such securities likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. BB and B are regarded by S&P as indicating the two lowest degrees of speculation and CC and CCC the two highest degrees of speculation in this group of ratings.

Securities rated D by S&P or C by Moody's are in default and are not currently performing.

The Fund also will invest in unrated securities. The Fund will rely on the Investment Manager's judgment, analysis and experience in evaluating such debt securities. In this evaluation, the Investment Manager will take into consideration, among other things, the issuer's financial resources, its sensitivity to economic conditions and trends, its operating history, the quality of the issuer's management and regulatory matters as well as the price of the security. The Investment Manager also may consider, although it does not rely primarily on, the credit ratings of Moody's and S&P in evaluating lower rated corporate debt securities. Such ratings evaluate only the safety of principal and interest payments, not market value risk. Additionally, because the creditworthiness of an issuer may change more rapidly than is able to be timely reflected in changes in credit ratings, the Investment Manager monitors the issuers of corporate debt securities held in the Fund's portfolios. The credit rating assigned to a security is a factor considered by the Investment Manager in selecting a security for the Fund, but the intrinsic value in comparison to market price and the Investment Manager's analysis of the fundamental values underlying the issuer are generally of greater significance. Because of the nature of medium and lower rated corporate debt securities, achievement by the Fund of its investment objective when investing in such securities is dependent on the credit analysis of the Investment Manager. If the Fund purchased primarily higher rated debt securities, such risks would be substantially reduced.

A general economic downturn or a significant increase in interest rates could severely disrupt the market for medium and lower grade corporate debt securities and adversely affect the market value of such securities. Securities in default are relatively unaffected by such events or by changes in prevailing interest rates. In addition, in such circumstances, the ability of issuers of medium and lower grade corporate debt securities to repay principal and to pay interest, to meet projected business goals and to obtain additional financing may be adversely affected. Such consequences could lead to an increased incidence of default for such securities and adversely affect the value of the corporate debt securities in the Fund's portfolio. The secondary market prices of medium and lower grade corporate debt securities are less sensitive to changes in interest rates than are higher rated debt securities, but are more sensitive to adverse economic changes or individual corporate developments. Adverse publicity and investor perceptions, whether or not based on rational analysis, also may affect the value and liquidity of medium and lower grade corporate debt securities, although such factors also present investment opportunities when prices fall below intrinsic values. Yields on debt securities in the Fund's portfolio that are interest rate sensitive can be expected to fluctuate over time. In addition, periods of economic uncertainty and changes in interest rates can be expected to result in increased volatility of market price of any medium to lower grade corporate debt securities in the Fund's portfolio and thus could have an effect on the net asset value of the Fund if other types of securities did not show offsetting changes in values. The prices of high yield debt securities fluctuate more than higher-quality securities. Prices are often closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

High yield securities are also generally less liquid than higher-quality bonds. Many of these securities do not trade frequently, and when they do trade their prices may be significantly higher or lower than previously quoted market prices. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests. The secondary market value of corporate debt securities structured as zero coupon securities or payment in kind securities may be more volatile in response to changes in interest rates than debt securities which pay interest periodically in cash. Because such securities do not pay current interest, but rather, income is accreted, to the extent that the Fund does not have available cash to meet distribution requirements with respect to such income, it could be required to dispose of portfolio securities that it otherwise would not. Such disposition could be at a disadvantageous price. Failure to satisfy distribution requirements could result in the Fund failing to qualify as a pass-through entity under the Internal Revenue Code of 1986, as amended (Code). Investment in such securities also involves certain other tax considerations.

The Investment Manager values the Fund's investments pursuant to guidelines adopted and periodically reviewed by the Fund's board. To the extent that there is no established retail market for some of the medium or lower grade or unrated corporate debt securities in which the Fund may invest, there may be thin or no trading in such securities and the ability of the Investment Manager to accurately value such securities may be adversely affected. Further, it may be more difficult for the Fund to sell such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market did exist. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. During periods of reduced market liquidity and in the absence of readily available market quotations for medium and lower grade and unrated corporate debt securities held in the Fund's portfolio, the responsibility of the Investment Manager to value the Fund's securities becomes more difficult and the Investment Manager's judgment may play a greater role in the valuation of the Fund's securities due to a reduced availability of reliable objective data. To the extent that the Fund purchases illiquid corporate debt securities or securities which are restricted as to resale, the Fund may incur additional risks and costs. Illiquid and restricted securities may be particularly difficult to value and their disposition may require greater effort and expense than more liquid securities. Also, the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities, although under Rule 144A of the Securities Act of 1933 certain securities may be determined to be liquid pursuant to procedures adopted by the board under applicable guidelines.

Depositary Receipts

The Fund may invest in securities commonly known as American Depositary Receipts
(ADRs), European Depositary Receipts (EDRs) or Global Depositary Receipts (GDRs) of non-U.S. issuers. Such depositary receipts are interests in a non-U.S. company's securities which have been deposited with a bank or trust company. The bank or trust company then sells interests to investors in the form of depositary receipts. Depositary receipts can be unsponsored or sponsored by the issuer of the underlying securities or by the issuing bank or trust company. ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. EDRs are receipts issued in Europe generally by a non-U.S. bank or trust company that evidence ownership of non-U.S. or domestic securities. Generally, ADRs are in registered form and EDRs are in bearer form. There are no fees imposed on the purchase or sale of ADRs or EDRs although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs and EDRs into the underlying securities. Investment in ADRs may have certain advantages over direct investment in the underlying non-U.S. securities, since: (i) ADRs are U.S. dollar denominated investments which are often easily transferable and for which market quotations are generally readily available and (ii) issuers whose securities are represented by ADRs are subject to the same auditing, accounting and financial reporting standards as domestic issuers. EDRs are not necessarily denominated in the currency of the underlying security.

Depositary receipts of non-U.S. issuers may have certain risks, including trading for a lower price, having less liquidity than their underlying securities and risks relating to the issuing bank or trust company. Holders of unsponsored depositary receipts have a greater risk that receipt of corporate information and proxy disclosure will be untimely, information may be incomplete and costs may be higher.

Equity Securities

Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company's business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company's success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners also may participate in a company's success or lack of success through increases or decreases in the value of the company's shares as traded in the public trading market for such shares. Equity securities generally are either common stock or preferred stock, as well as securities convertible into common stocks. Preferred stockholders usually receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, or rights. Warrants or rights give the holder the right to buy an equity security at a given time for specified price.

Smaller Companies

The Fund may invest in securities issued by smaller companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions.

In addition, smaller companies may lack depth of management, they may be unable to generate funds necessary for growth or development, or they may be developing or marketing new products or services for which markets are not yet established and may never become established.

Foreign Securities

The Fund may purchase securities of non-U.S. issuers whose values are quoted and traded in any currency in addition to the U.S. dollar. Such investments involve certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include: fluctuations in the value of the currency in which the security is traded or quoted as compared to the U.S. dollar; unpredictable political, social and economic developments in the foreign country where the security is issued or where the issuer of the security is located; and the possible imposition by a foreign government of limits on the ability of the Fund to obtain a foreign currency or to convert a foreign currency into U.S. dollars; or the imposition of other foreign laws or restrictions.

Since the Fund may invest in securities issued, traded or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities in the Fund's portfolio. When deemed advantageous to the Fund, the Investment Manager may attempt, from time to time, to reduce such risk, known as "currency risk," by using an investment technique called "hedging," which attempts to reduce or eliminate changes in a security's value resulting from changing currency exchange rates. Hedging is further described below. In addition, in certain countries, the possibility of expropriation of assets, confiscatory taxation, or diplomatic developments could adversely affect investments in those countries. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the U.S. of any monies which the Fund has invested in the country. Confiscatory taxation refers to the possibility that a foreign country will adopt a tax law which has the effect of requiring the Fund to pay significant amounts, if not all, of the value of the Fund's investment to the foreign country's taxing authority. Diplomatic developments means that because of certain actions occurring within a foreign country, such as significant civil rights violations or because of the United States' actions during a time of crisis in the particular country, all communications and other official governmental relations between the country and the United States could be severed. This could result in the abandonment of any U.S. investors', such as the Fund's, money in the particular country, with no ability to have the money returned to the United States.

There may be less publicly available information about a foreign company than about a U.S. company. Foreign issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to, or as uniform as, those of U.S. issuers. The number of securities traded, and the frequency of such trading, in non-U.S. securities markets, while growing in volume, is for the most part, substantially less than in U.S. markets. As a result, securities of many foreign issuers are less liquid and their prices more volatile than securities of comparable U.S. issuers. Transaction costs, the costs associated with buying and selling securities, on non-U.S. securities markets may be higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund's foreign investments may include both voting and non-voting securities, sovereign debt and participations in foreign government deals. The Fund may have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts.

Emerging Markets Investments

Investments by the Fund in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less economic stability; (ii) political and social uncertainty (for example, regional conflicts and risk of war); (iii) pervasiveness of corruption and crime; (iv) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility;
(v) delays in settling portfolio transactions; (vi) risk of loss arising out of the system of share registration and custody; (vii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
(viii) foreign taxation; (ix) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (x) the absence of a capital market structure or market-oriented economy; and (xi) the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events.

In addition, many countries in which the Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments position.

Hedging and Income Transactions

The Fund may use various hedging strategies. Hedging is a technique designed to reduce a potential loss to the Fund as a result of certain economic or market risks, including risks related to fluctuations in interest rates, currency exchange rates between U.S. and foreign securities or between different foreign currencies, and broad or specific market movements. The hedging strategies that the Fund may use are also used by many mutual funds and other institutional investors. When pursuing these hedging strategies, the Fund will primarily engage in forward foreign currency exchange contracts. However, the Fund also may engage in the following currency transactions: currency futures contracts, currency swaps, options on currencies, or options on currency futures. In addition, the Fund may engage in other types of transactions, such as the purchase and sale of exchange-listed and OTC put and call options on securities, equity and fixed-income indices and other financial instruments; and the purchase and sale of financial and other futures contracts and options on futures contracts (collectively, all of the above are called Hedging Transactions).

Some examples of situations in which Hedging Transactions may be used are: (i) to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from changes in securities markets or currency exchange rate fluctuations; (ii) to protect the Fund's gains in the value of portfolio securities which have not yet been sold;
(iii) to facilitate the sale of certain securities for investment purposes; and
(iv) as a temporary substitute for purchasing or selling particular securities.

Any combination of Hedging Transactions may be used at any time as determined by the Investment Manager. Use of any Hedging Transaction is a function of numerous variables, including market conditions and the Investment Manager's expertise in utilizing such techniques. The ability of the Fund to utilize Hedging Transactions successfully cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, including the segregation of assets by proper notation on the books of the Fund or the Fund's custodian bank. Hedging Transactions involving futures and options on futures will be purchased, sold or entered into generally for hedging, risk management or portfolio management purposes.

The various techniques described above as Hedging Transactions also may be used by the Fund for non-hedging purposes. For example, these techniques may be used to produce income to the Fund where the Fund's participation in the transaction involves the payment of a premium to the Fund. The Fund also may use a Hedging Transaction if the Investment Manager has a view about the fluctuation of certain indices, currencies or economic or market changes such as a reduction in interest rates.

Hedging Transactions, whether entered into as a hedge or for income, have risks associated with them. The three most significant risks associated with Hedging Transactions are: (i) possible default by the other party to the transaction;
(ii) illiquidity; and (iii) to the extent the Investment Manager's view as to certain market movements is incorrect, the risk that the use of such Hedging Transactions could result in losses greater than if they had not been used. Use of put and call options may (i) result in losses to the Fund, (ii) force the purchase or sale of portfolio securities at inopportune times or for prices higher than or lower than current market values, (iii) limit the amount of appreciation the Fund can realize on its investments, (iv) increase the cost of holding a security and reduce the returns on securities or (v) cause the Fund to hold a security it might otherwise sell.

Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, these transactions also tend to limit any potential gain which might result from an increase in value of the position taken. As compared to options contracts, futures contracts create greater ongoing potential financial risks to the Fund because the Fund is required to make ongoing monetary deposits with futures brokers. Losses resulting from the use of Hedging Transactions can reduce net asset value, and possibly income, and such losses can be greater than if the Hedging Transactions had not been utilized. The cost of entering into Hedging Transactions also may reduce the Fund's total return to investors.

When conducted outside the U.S., Hedging Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by:
(i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Currency Transactions

The Fund may from time to time engage in currency transactions with securities dealers, financial institutions or other parties (each a Counterparty and collectively, Counterparties) in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value between those currencies and the U.S. dollar. Currency transactions include forward foreign currency exchange contracts, exchange-listed currency futures, exchange-listed and OTC options on currencies, and currency swaps.

A forward foreign currency exchange contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement between the Fund and, typically, a brokerage firm, bank or other institutional party, to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them. In some currency swap agreements, the swap agreement may include the delivery of the entire principal value of one designated currency for the other designated currency.

The Fund will usually enter into swaps on a net basis, which means the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. To the extent these swaps are entered into for good faith hedging purposes, the Investment Manager and the Fund believe such obligations are not senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The Fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the Fund). If the swap agreement provides for other than a net basis, the full amount of the Fund's obligations will be accrued on a daily basis. To limit potential leveraging of the Fund's portfolio, the Fund has adopted procedures to cover any accrued but unpaid net or full amounts owed to a swap counterparty by designating, on a daily basis, as segregated, liquid assets (not otherwise encumbered) equal in current market value to such swap amounts owed. Under the procedures, the Fund designates the segregated assets by appropriate notation on the books of the Fund or its custodian. To the extent the Fund enters into swap agreements for good faith hedging purposes and the Fund's swap obligations are fully covered by an offsetting asset or right of the Fund, the obligations will not be subject to the Fund's segregated assets procedures. The Investment Manager and the Fund believe that swap agreement obligations that are covered, either by an offsetting asset or right or by the Fund's segregated assets procedures (or a combination thereof), are not senior securities under the 1940 Act and are not subject to the Fund's borrowing restrictions.

The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment objective depends on the ability of the Investment Manager correctly to predict which types of investments are likely to produce greater returns. If the Investment Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would be using other investments.

The risk of loss to the Fund for swap transactions on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund's risk of loss is limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations.

Because swap agreements may have terms of greater than seven days, they may be illiquid and, therefore, subject to the Fund's limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. The swap markets have grown substantially in recent years, however, with a large number of banks and investment banking firms acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become relatively liquid in comparison with markets for other derivative instruments that are traded in the interbank market.

Swap agreements are not traded on exchanges and are not subject to government regulation like exchange markets. As a result, swap participants are not as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to the risk of the inability or refusal to perform such agreement by the counterparty. No limitations on daily price movements or speculative position limits apply to swap transactions. Counterparties may, however, limit the size or duration of positions to the Fund as a consequence of credit considerations. The Fund risks the loss of the accrued but unpaid amount under a swap agreement, which could be substantial, in the event of default by or insolvency or bankruptcy of a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. If the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations of such Counterparties have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a nationally recognized statistical rating organization (NRSRO) or are determined to be of equivalent credit quality by the Investment Manager. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

The Fund will limit their dealings in forward foreign currency exchange contracts and other currency transactions such as futures, options, options on futures and swaps to either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income from portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

The Fund will not enter into a transaction to hedge currency exposure if the Fund's exposure, after netting all transactions intended to wholly or partially offset other transactions, is greater than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in, or whose value is based on, that foreign currency or currently convertible into such currency other than with respect to proxy hedging, which is described below.

The Fund also may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has, or in which the Fund expects to have, portfolio exposure.

To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund also may engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. Proxy hedging involves some of the same risks and considerations as other transactions with similar instruments.

Currency transactions are subject to risks different from those of other portfolio transactions. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree, or in a direction, that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency Hedging Transaction, the Fund will comply with the asset segregation requirements described above.

Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive a specified currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

The use of currency transactions also can result in the Fund incurring losses due to the inability of foreign securities transactions to be completed with the security being delivered to the Fund. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Options

Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Hedging Transactions involving options require segregation of Fund assets by appropriate notation on the books of the Fund or its custodian, as described below.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller of the option, the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.

An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange-listed options and over-the-counter options (OTC options). Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (OCC), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but the discussion is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting option transactions.

The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

OTC options are purchased from or sold to Counterparties through a direct bilateral agreement with the Counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are negotiated by the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects to enter into OTC options that have cash settlement provisions, although they are not required to do so.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Investment Manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied.

The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker-dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligations of which have received) a short-term credit rating of "A-l" from S&P or "P-l" from Moody's, an equivalent rating from any NRSRO or which the Investment Manager determines is of comparable credit quality. The staff of the SEC currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitations on investments in illiquid securities.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options also can provide income.

The Fund may purchase and sell call options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on securities, including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) and on securities indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Options on Securities Indices and Other Financial Indices

The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, instead of settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Futures

The Fund may enter into financial and other futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument or other commodity called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such option.

The Fund's use of futures and options on futures will be consistent with applicable regulatory requirements and, in particular, the rules of the Commodity Futures Trading Commission and such transactions will be entered into only for hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option on a futures contract, requires the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. The purchase of an option on futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract, it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures positions just as it would for any position. Futures contracts and options on futures contracts are generally settled by entering into an offsetting transaction, but there can be no assurance that the position can be offset prior to settlement at an advantageous price nor that delivery will occur.

Combined Transactions

The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward foreign currency exchange contracts) and any combination of futures, options and currency transactions (each individually a Transaction and collectively in combinations of two or more, Combined Transactions), instead of a single Hedging Transaction, as part of a single or combined strategy when, in the opinion of the Investment Manager, it is in the best interests of the Fund to do so. A Combined Transaction will usually contain elements of risk that are present in each of its component transactions.

Although Combined Transactions are normally entered into based on the Investment Manager's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Segregation of Assets

Many Hedging Transactions, in addition to other requirements, require that the Fund segregate liquid assets by proper notation on its books or on the books of its custodian bank to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid securities at least equal to the current amount of the obligation must be segregated by proper notation on the Fund's books or on the books of the custodian bank. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid assets equal to the exercise price.

A currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of the currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid assets equal to the amount of the Fund's obligation. However, the segregation requirement does not apply to currency contracts which are entered in order to "lock in" the purchase or sale price of a trade in a security denominated in a foreign currency pending settlement within the time customary for such securities.

OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC-issued and exchange-listed index options will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a noncash settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC-issued and exchange-listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

Hedging Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund also may enter into offsetting transactions so that a combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Hedging Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Hedging Transactions also may be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

Illiquid Securities

An illiquid security is a security that cannot be sold within seven days in the normal course of business for approximately the amount at which the Fund has valued the security and carries such value on its financial statements. Examples of illiquid securities include most private placements and other restricted securities, and repurchase agreements which terminate more than seven days from their initial purchase date, as further described below. The Fund may not purchase an illiquid security if, at the time of purchase, the Fund would have more than 15% of its net assets invested in such securities.

Indebtedness, Participations and Trade Claims

From time to time, the Fund may purchase the direct indebtedness of various companies (Indebtedness), or participation interests in Indebtedness (Participations) including Indebtedness and Participations of Distressed Companies. Indebtedness can be distinguished from traditional debt securities in that debt securities are part of a large issue of securities to the general public which is typically registered with a securities registration organization, such as the SEC, and which is held by a large group of investors. Indebtedness may not be a security, but rather, may represent a specific commercial loan or portion of a loan which has been given to a company by a financial institution such as a bank or insurance company. The company is typically obligated to repay such commercial loan over a specified time period. By purchasing the Indebtedness of companies, the Fund in effect steps into the shoes of the financial institution which made the loan to the company prior to its restructuring or refinancing. Indebtedness purchased by the Fund may be in the form of loans, notes or bonds. If the loan is secured, the Fund will have a priority claim to the assets of the company ahead of unsecured creditors and stockholders. The Fund generally makes investments in the types of debt described above, which typically have ceased paying interest, to achieve capital appreciation, rather than to seek income.

The Fund also may purchase trade claims and other similar direct obligations or claims against companies in bankruptcy. Trade claims are generally purchased from creditors of the bankrupt company and typically represent money due to a supplier of goods or services to the company.

The length of time remaining until maturity on the Indebtedness is one factor the Investment Manager considers in purchasing a particular Indebtedness. Indebtedness which represents a specific indebtedness of the company to a bank is not considered to be a security issued by the bank selling it. The Fund purchases loans from national and state chartered banks as well as foreign banks. The Fund normally invests in the Indebtedness of a company which has the highest priority in terms of payment by the company, although on occasion lower priority Indebtedness also may be acquired.

Participations represent fractional interests in a company's Indebtedness. The financial institutions which typically make Participations available are banks or insurance companies, governmental institutions, such as the Resolution Trust Corporation, the Federal Deposit Insurance Corporation or the Pension Benefit Guaranty Corporation, or certain organizations such as the World Bank which are known as "supranational organizations." Supranational organizations are entities established or financially supported by the national governments of one or more countries to promote reconstruction or development. The Fund also may purchase trade claims and other direct obligations or claims (Trade Claims) of Distressed Companies. Indebtedness, Participations and Trade Claims may be illiquid as described above.

The purchase of indebtedness or loan participations of a troubled company always involves a risk as to the creditworthiness of the issuer and the possibility that principal invested may be lost. Purchasers of participations, such as the Fund, must rely on the financial institution issuing or acting as agent with respect to the participation to assert any rights against the borrower with respect to the underlying indebtedness. In addition, the Fund takes on the risk as to the creditworthiness of any bank or other financial intermediary issuing the participation, as well as that of the company issuing the underlying indebtedness. When the Fund purchases a trade claim, there is no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim.

Investment Company Securities

The Fund may invest from time to time in other investment company securities, subject to applicable law which restricts such investments. Such laws generally restrict the Fund's purchase of another investment company's voting securities to 3% of the other investment company's securities, no more than 5% of the Fund's assets in any single investment company's securities and no more than 10% of the Fund's assets in all investment company securities.

Investors should recognize that the Fund's purchase of the securities of investment companies results in layering of expenses. This layering may occur because investors in any investment company, such as the Fund, indirectly bear a proportionate share of the expenses of the investment company, including operating costs, and investment advisory and administrative fees.

Loans of Portfolio Securities

To generate additional income, the Fund may lend certain of its portfolio securities to qualified banks and broker-dealers. These loans may not exceed 33 1/3% of the value of the Fund's total assets, measured at the time of the most recent loan, but the Fund does not presently anticipate loaning more than 5% of its portfolio securities. For each loan, the borrower must maintain with the Fund's custodian collateral (consisting of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, or irrevocable letters of credit) with a value at least equal to 100% of the current market value of the loaned securities. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund also continues to receive any distributions paid on the loaned securities. The Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Investment Manager intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Investment Manager has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Investment Manager otherwise believes it necessary to vote. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The Fund will loan its securities only to parties who meet creditworthiness standards approved by the Fund's board of directors, i.e., banks or broker-dealers that the Investment Manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan.

Distressed Mortgage Obligations

The Fund also may invest directly in distressed mortgage obligations. A direct investment in a distressed mortgage obligation involves the purchase by the Fund of a lender's interest in a mortgage granted to a borrower, where the borrower has experienced difficulty in making its mortgage payments, or for which it appears likely that the borrower will experience difficulty in making its mortgage payments. As is typical with mortgage obligations, payment of the loan is secured by the real estate underlying the loan. By purchasing the distressed mortgage obligation, the Fund steps into the shoes of the lender from a risk point of view.

As distinguished from mortgage-backed securities, which generally represent an interest in a pool of loans backed by real estate, investing in direct mortgage obligations involves the risks of a single or direct lender. These risks include the ability or inability of a borrower to make its loan payments and the possibility that the borrower will prepay the loan in advance of its scheduled payment time period, curtailing an expected rate and timing of return for the lender. Investments in direct mortgage obligations of distressed borrowers involve substantially greater risks and are highly speculative due to the fact that the borrower's ability to make timely payments has been identified as questionable. Borrowers that are in bankruptcy or restructuring may never pay off their loans, or may pay only a small fraction of the amount owed. If, because of a lack of payment, the real estate underlying the loan is foreclosed, which means that the borrower takes possession of the real estate, the Fund could become part owner of such real estate. As an owner, the Fund would bear any costs associated with owning and disposing of the real estate, and also may encounter difficulties in disposing of the real estate in a timely fashion. In addition, there is no assurance that the Fund would be able profitably to dispose of properties in foreclosure.

Real Estate Investment Trust (REIT) Investments

The Fund's equity investments may include investments in shares issued by REITs. A REIT is a pooled investment vehicle which purchases primarily income-producing real estate or real estate related loans or other real estate related interests. The pooled vehicle, typically a trust, then issues shares whose value and investment performance are dependent upon the investment experience of the underlying real estate related investments.

The Fund's investments in real estate-related securities are subject to certain risks related to the real estate industry in general. These risks include, among others: changes in general and local economic conditions; possible declines in the value of real estate; the possible lack of availability of money for loans to purchase real estate; overbuilding in particular areas; prolonged vacancies in rental properties; property taxes; changes in tax laws relating to dividends and laws related to the use of real estate in certain areas; costs resulting from the clean-up of, and liability to third parties resulting from, environmental problems; the costs associated with damage to real estate resulting from floods, earthquakes or other material disasters not covered by insurance; and limitations on, and variations in, rents and changes in interest rates.

Repurchase Agreements

The Fund generally will have a portion of its assets in cash or cash equivalents for a variety of reasons, including satisfying redemption requests from shareholders, waiting for a suitable investment opportunity or taking a defensive position. To earn income on this portion of its assets, the Fund may invest up to 10% of its assets in repurchase agreements. Under a repurchase agreement, the Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies from a qualified bank or broker-dealer and then to sell the securities back to the bank or broker-dealer after a short period of time (generally, less than seven days) at a higher price. The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The Investment Manager will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities. The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the Investment Manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

Rule 144A Securities

In addition to other privately placed unregistered securities, the Fund may invest in unregistered securities which may be sold under Rule 144A of the Securities Act of 1933 (144A securities). 144A securities are restricted, which generally means that a legend has been placed on the share certificates representing the securities which states that the securities were not registered with the SEC when they were initially sold and may not be resold except under certain circumstances. In spite of the legend, certain securities may be sold to other institutional buyers provided that the conditions of Rule 144A are met. In the event that there is an active secondary institutional market for 144A securities, the 144A securities may be treated as liquid. As permitted by the federal securities laws, the board of directors has adopted procedures in accordance with Rule 144A which govern when specific 144A securities held by the Fund may be deemed to be liquid. Due to changing markets or other factors, 144A securities may be subject to a greater possibility of becoming illiquid than securities that have been registered with the SEC for sale.

Securities of Companies in the Financial Services Industry

Certain provisions of the federal securities laws permit investment portfolios, including the Fund, to invest in companies engaged in securities-related activities (securities issuers) only if certain conditions are met. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker, dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase.

The Fund also may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, if the following conditions are met: (1) immediately after the purchase of any securities issuer's equity and debt securities, the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that securities issuer; (2) immediately after a purchase of equity securities of a securities issuer, the Fund may not own more than 5% of the outstanding securities of that class of the securities issuer's equity securities; and (3) immediately after a purchase of debt securities of a securities issuer, the Fund may not own more than 10% of the outstanding principal amount of the securities issuer's debt securities.

In applying the gross revenue test, an issuer's gross revenues from its own securities-related activities should be combined with its ratable share of the securities-related activities of enterprises of which it owns a 20% or greater voting or equity interest. All of the above percentage limitations are applicable at the time of purchase as well as the issuer's gross revenue test. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations must be made as though such warrant, right, or conversion privilege had been exercised.

The following transactions would not be deemed to be an acquisition of securities of a securities-related business: (i) receipt of stock dividends on securities acquired in compliance with the conditions described above; (ii) receipt of securities arising from a stock-for-stock split on securities acquired in compliance with the conditions described above; (iii) exercise of options, warrants, or rights acquired in compliance with the federal securities laws; (iv) conversion of convertible securities acquired in compliance with the conditions described above; and (v) the acquisition of demand features or guarantees (puts) under certain circumstances.

The Fund also is not permitted to acquire any security issued by the Investment Manager or any affiliated company. The purchase of a general partnership interest in a securities-related business is also prohibited.

In addition, the Fund is generally prohibited from purchasing or otherwise acquiring any security (not limited to equity or debt individually) issued by any insurance company if the Fund and any company controlled by the Fund own in the aggregate or, as a result of the purchase, will own in the aggregate more than 15% of the total outstanding voting stock of the insurance company. Certain state insurance laws impose similar limitations.

Arbitrage Securities and Securities of Distressed Companies

The Fund also seeks to invest in Risk Arbitrage Securities and the securities of Distressed Companies. The Fund may from time to time participate in any such tender or exchange offers in which such companies are involved. A tender offer is an offer by the company itself or by another company or person to purchase a company's securities at a higher (or lower) price than the market value for such securities. An exchange offer is an offer by the company or by another company or person to the holders of the company's securities to exchange those securities for different securities. Although there are no restrictions limiting the extent to which the Fund may invest in Risk Arbitrage Securities or in Distressed Companies, the Fund does not presently anticipate committing more than 50% of its assets to such investments. In addition to typical equity and debt investments, the Fund's investments in Distressed Companies may include Indebtedness, Participations and Trade Claims, as further described on page XX.

Short Sales

The Fund may make short sales of securities, including "short sales against the box." In a short sale transaction, the Fund sells a security it does not own in anticipation that the market price of that security will decline. The Fund expects to make short sales (i) as a form of hedging to offset potential declines in long positions in similar securities, (ii) in order to maintain portfolio flexibility and (iii) for profit.

When the Fund makes a short sale, its broker borrows the security to be sold short and the broker-dealer maintains the proceeds of the short sale while the short position is open. The Fund must keep the proceeds account marked to market and must post additional collateral for its obligation to deliver securities to replace the securities that were borrowed and sold short. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund's obligation to replace borrowed securities will be secured by collateral deposited with the broker-dealer or the Fund's custodian bank, usually cash, U.S. government securities or other high grade liquid securities similar to those borrowed. The Fund will also be required to segregate similar collateral to the extent, if any (excluding any proceeds of the short sales), necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund's gain is limited to any differential between the replacement price and the price at which it sold the security short, its potential loss is theoretically unlimited. In some circumstances, the Fund may receive the security in connection with a reorganization and, consequently, need not buy the security to be returned to the borrower.

The Fund also may engage in "short sales against the box." In a short sale against the box, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire the identical security at no additional cost. In replacing the borrowed securities in the transaction, the Fund may either buy securities in the open market or use those in its portfolio. The Fund may sell securities short against the box without limit.

Short sales carry risks of loss if the price of the security sold short increases after the sale. In this situation, when the Fund replaces the borrowed security by buying the security in the securities markets, the Fund may pay more for the security than it has received from the purchaser in the short sale. The Fund may, however, profit from a change in the value of the security sold short, if the price decreases.

Temporary Investments

When the Investment Manager believes market or economic conditions are unfavorable for investors, the Investment Manager may invest up to 100% of the Fund's assets in a temporary defensive manner by holding all or a substantial portion of its assets in cash, cash equivalents or other high quality short-term investments. Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the securities in which the Fund normally invests, or the economies of the countries where the Fund invests.

Temporary defensive investments generally may include short-term debt securities such as obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and high quality commercial paper issued by banks or other U.S. and foreign issuers, as well as money market mutual funds. The Investment Manager also may invest in these types of securities or hold cash while looking for suitable investment opportunities.

Policies and Procedures Regarding the Release of Portfolio Holdings
Information

The Fund's overall policy with respect to the release of portfolio holdings information is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Investment Manager will not make available to anyone non-public information with respect to the Fund's portfolio holdings, until such time as the information is made available to all shareholders or the general public.

Consistent with current law, the Investment Manager releases complete portfolio holdings information each fiscal quarter through regulatory filings with no more than a 60-day lag. .

Exceptions to the portfolio holdings release policy described above will be made only when: (1) the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public; (2) the recipient is subject to a duty of confidentiality pursuant to a signed non-disclosure agreement; and (3) the release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Fund's fiduciary duties. The determination of whether to grant an exception, which includes the determination of whether the Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public shall be made by the Investment Manager's and the Fund's chief compliance officer or his/her designee, following a request submitted in writing.

The eligible third parties to whom portfolio holdings information may be released in advance of general release fall into the following categories: data consolidators (including rating agencies), fund rating/ranking services and other data providers, service providers to the Fund and municipal securities brokers using the Investor Tools product which brings together buyers and sellers of municipal securities in the normal operation of the municipal securities markets.

The specific entities with whom the Fund has arrangements to provide portfolio holdings in advance of their release to the general public are:

[LIST]

In all cases, eligible third parties are required to execute a non-disclosure agreement. Non-disclosure agreements include the following provisions:

o The recipient agrees to keep confidential any portfolio holdings information received.

o    The recipient agrees not to trade on the nonpublic information received.

o The recipient agrees to refresh its representation as to confidentiality and abstention from trading upon request from the Investment Manager.

In no case does the Fund or the Investment Manager receive any compensation in connection with the arrangements to release portfolio holdings information to any of the above-described recipients of the information.

The Fund's portfolio holdings release policy has been initially reviewed and approved by the Fund's board of directors and any material amendments shall also be reviewed and approved by the board. The Investment Manager's compliance staff conducts periodic reviews of compliance with the policy and provides, at least annually, a report to the board of directors regarding the operation of the policy and any material changes recommended as a result of such review. The Investment Manager's compliance staff also will supply the board yearly with a list of exceptions granted to the policy, along with an explanation of the legitimate business purpose of the Fund that is served as a result of the exception.

--------------------------------------------------------------------------------

                            OFFICERS AND DIRECTORS

--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

The Fund has a board of directors. Each director will serve until that person resigns and/or a successor is elected and qualified. The board is responsible for the overall management of the Fund, including general supervision and review of the Fund's investment activities. The board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations.

The name, age and address of the officers and board members, as well as their affiliations, positions held with Wintergreen Advisers, principal occupations during the past five years are shown below.

Independent Board Members

--------------------------------------------------------------------------------
   Name, Age and                           Length of Time   Other Directorships
      Address             Position             Served              Served
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

Interested Board Members and Officers

--------------------------------------------------------------------------------
   Name, Age and                            Length of Time   Other Directorships
      Address             Position             Served              Served
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
Compensation

The Fund pays noninterested board members $[ ] per year plus a maximum of $[ ] per board or committee meeting attended and a retainer of $[ ] per year for the Chairman. The chairman of the Audit Committee is paid a retainer of $[ ] and each Audit Committee member is paid a retainer of $[ ]. The following table provides the total fees paid to noninterested board members by the Fund.

-----------------------------------------------------
                        Aggregate Compensation from
        Name                    the Fund(1)
-----------------------------------------------------



-----------------------------------------------------

----------
(1)  For the fiscal year ending December 31, 2005.


Noninterested board members are reimbursed by the Fund for expenses incurred in connection with attending board meetings.

The following tables provide the estimated dollar range of equity securities beneficially owned by the board members of the Fund on [ ____________, 2005].

Independent Board Members

-----------------------------------------------------
                      Dollar Range of Shares in the
        Name                      Fund
-----------------------------------------------------
                                  None
                                  None
                                  None
                                  None
                                  None
                                  None
-----------------------------------------------------


Interested Board Members

-----------------------------------------------------
                      Dollar Range of Shares in the
       Name                      Fund
-----------------------------------------------------
                                  None
                                  None
                                  None
                                  None
                                  None
                                  None
-----------------------------------------------------

BOARD COMMITTEES

The board maintains three standing committees: the Audit Committee, the Nominating and Corporate Governance Committee and the Directors Compensation and Performance Committee. The Audit Committee is generally responsible for recommending the selection of the Fund's independent registered public accounting firm (auditors), including evaluating their independence and meeting with such auditors to consider and reviewing matters relating to the Fund's financial reports and internal accounting. The Audit Committee is composed of [ ]. The Nominating and Corporate Governance Committee is responsible for nominating candidates for noninterested board member positions and for consideration of matters relating to corporate governance. It is composed of [ ]. The Directors Compensation and Performance Committee is generally responsible for recommending compensation and meeting fees for noninterested directors, for evaluating their board performance. The Directors Compensation and Performance Committee is composed of [ ].

When vacancies arise or elections are held, the Nominating and Corporate Governance Committee considers qualified nominees, including those recommended by shareholders who provide a written request to the board, care of [ ] address at:

[ADDRESS]

In considering a candidate's qualifications, the Nominating and Corporate Governance Committee generally considers the potential candidate's educational background, business or professional experience, and reputation. In addition, the Nominating and Corporate Governance Committee has established as minimum qualifications for board membership as a noninterested director (1) that such candidate be independent from relationships with the Fund's Investment Manager and other principal service providers both within the terms and the spirit of the statutory independence requirements specified under the 1940 Act and the rules thereunder, (2) that such candidate demonstrate an ability and willingness to make the considerable time commitment, including personal attendance at board meetings, believed necessary to his or her function as an effective board member, and (3) that such candidate have no continuing relationship as a director, officer or board member of any investment company other than the Fund.

When the board has or expects to have a vacancy, the Nominating and Corporate Governance Committee receives and reviews information on individuals qualified to be recommended to the full board as nominees for election as directors, including any recommendations by Qualifying Fund Shareholders (as defined below). To date, the Nominating and Corporate Governance Committee has been able to identify, and expects to continue to be able to identify, from its own resources an ample number of qualified candidates. The Nominating and Corporate Governance Committee, however, will review recommendations from Qualifying Fund Shareholders to fill vacancies on the board if these recommendations are submitted in writing and addressed to the Nominating and Corporate Governance Committee at the Fund's offices and are presented with appropriate background material concerning the candidate that demonstrates his or her ability to serve as a director, including as a disinterested directors, of the Fund. A Qualifying Fund Shareholder is a shareholder who (i) has continuously owned of record, or beneficially through a financial intermediary, shares of the Fund having a net asset value of not less than two hundred and fifty thousand dollars ($250,000) during the twenty-four month period prior to submitting the recommendation; and
(ii) provides a written notice to the Nominating and Corporate Governance Committee containing the following information: (a) the name and address of the Qualifying Fund Shareholder making the recommendation; (b) the number of shares of the Fund which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (c) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such Qualifying Fund Shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the SEC had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an "interested person" of the Fund, as defined in the 1940 Act; and
(g) the written consent of each person recommended to serve as a director of the Fund if so nominated and elected/appointed.

The Nominating and Corporate Governance Committee may amend these procedures from time to time, including the procedures relating to the evaluation of nominees and the process for submitting recommendations to the Nominating and Corporate Governance Committee.

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           CODE OF ETHICS AND PROXY VOTING POLICIES AND PROCEDURES

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                 [TO BE PROVIDED BY PRE-EFFECTIVE AMENDMENT]

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                    INVESTMENT ADVISORY AND OTHER SERVICES

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Investment Manager and Services Provided

The Fund's Investment Manager is Wintergreen Advisers, LLC. David J. Winters is the managing member of Wintergreen Advisers, LLC.

The Investment Manager provides investment research and portfolio management services, and selects the securities for the Fund to buy, hold or sell. The Investment Manager also selects the brokers who execute the Fund's portfolio transactions. The Investment Manager provides periodic reports to the board, which reviews and supervises the Investment Manager's investment activities. To protect the Fund, the Investment Manager and its officers, directors and employees are covered by fidelity insurance.

The Investment Manager and its affiliates anticipate that they will manage other pooled investment funds. The Investment Manager may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by the Investment Manager on behalf of the Fund. Similarly, with respect to the Fund, the Investment Manager is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that the Investment Manager and access persons, as defined by applicable federal securities laws, may buy or sell for its or their own account or for the accounts of any other fund. The Investment Manager is not obligated to refrain from investing in securities held by the Fund or other funds it manages.

The Fund and the Investment Manager have each adopted a code of ethics, as required by federal securities laws. Under the code of ethics, employees who are designated as access persons may engage in personal securities transactions, but are restricted from purchasing securities that are being considered for the Fund or that are currently held by the Fund. The personal securities transactions of access persons of the Fund and the Investment Manager will be governed by the code of ethics. The code of ethics is on file with, and available from, the SEC.

Management Fees

The Fund pays the Investment Manager a fee equal to an annual rate of [ ]% of the average daily net assets of the Fund.

The fee is computed at the close of business on the last business day of each month according to the terms of the management agreement.

Investment Advisory Contract

[Insert description of basis of board of directors' approval of Investment Advisory Contract]

Portfolio Manager

David J. Winters, the managing member of Wintergreen Advisers, is primarily responsible for the management of the Fund's portfolio and has responsibility for the day-to-day management of the Fund.

Wintergreen Advisers anticipates that it will be managing two private pooled investment funds. [Insert description of Portfolio Manager compensation.]

Conflicts

The management of multiple funds and accounts may also give rise to potential conflicts of interest if the Fund and other funds or accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The other funds and accounts currently managed by the portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest.

Allocation of investments among the funds managed by Wintergreen Advisers, including privately-offered funds, depends upon, among other things, the amount of cash in, and relative size of, each fund's portfolio. In addition, a particular security may be owned by more than one fund managed by Wintergreen Advisers. Consequently, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund.

If the portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The Investment Manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. Though the Fund's and the Investment Manager's codes of ethics restrict personnel from investing in securities that are being considered for the Fund or that are currently held by the Fund, there is no assurance that the Fund's Code of Ethics will adequately address such conflicts.

The Investment Manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Ownership of Fund Shares

As of [ ] the managing member of the Investment Manager beneficially owns [ ] shares of the Fund.

Administrator and Services Provided

[ ] (Administrator) has an agreement with the Fund to provide certain administrative services and facilities for the Fund.

The administrative services the Administration provides include preparing and maintaining books, records, and tax and financial reports, and monitoring compliance with regulatory requirements.

The Fund pays the Administrator a monthly fee equal to an annual rate of:

[INSERT TABLE]

Shareholder Servicing and Transfer Agent

[ ] is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. [TRANSFER AGENT] is located at [ADDRESS]. Please send all correspondence to [TRANSFER AGENT] at [ADDRESS].

[TRANSFER AGENT] receives a fee for servicing Fund shareholder accounts. The Fund also will reimburse [TRANSFER AGENT]for certain out-of-pocket expenses necessarily incurred in servicing the shareholder accounts in accordance with the terms of its servicing contract with the Fund.

[[TRANSFER AGENT] may also pay servicing fees, that will be reimbursed by the Fund, in varying amounts to certain financial institutions (primarily to help offset their costs associated with client account maintenance support, statement preparation and transaction processing) that (i) maintain omnibus accounts with the Fund in the institution's name on behalf of numerous beneficial owners of Fund shares who are either direct clients of the institution or are participants in an Employer Sponsored Retirement Plan for which the institution, or its affiliate, provides participant level record keeping services (Beneficial Owners); or (ii) provide support for Fund shareholder accounts by sharing account data with [TRANSFER AGENT] through the National Securities Clearing Corporation (NSCC) networking system. In addition to servicing fees received from the Fund, these financial institutions also may charge a fee for their services directly to their clients. [TRANSFER AGENT] will also receive a fee from the Fund for services provided in support of Beneficial Owners and NSCC networking system accounts.]

Custodian

[ ] [ADDRESS], acts as custodian of the Fund's securities and other assets.

Independent Registered Public Accounting Firm

[                                     ], is the Fund's Independent Registered
Public Accounting Firm. The Independent Registered Public Accounting Firm will audit the financial statements included in the Fund's Annual Report to Shareholders.

--------------------------------------------------------------------------------

                            PORTFOLIO TRANSACTIONS

--------------------------------------------------------------------------------

The Investment Manager selects brokers and dealers to execute the Fund's portfolio transactions in accordance with criteria set forth in the management agreement and any directions that the board may give.

When placing a portfolio transaction, the Investment Manager seeks to obtain "best execution" -- the best combination of high quality transaction execution services, taking into account the services and products to be provided by the broker or dealer, and low relative commission rates with the view of maximizing value for the Fund and the Investment Manager's other clients. For most transactions in equity securities, the amount of commission paid is negotiated between the Investment Manager and the broker executing the transaction. The determination and evaluation of the reasonableness of the brokerage commissions paid are based to a large degree on the professional opinions of the persons within the trading department of the Investment Manager responsible for placement and review of the transactions. These opinions are based on the experience of these individuals in the securities industry and information available to them about the level of commissions being paid by other institutional investors. The Investment Manager may also place orders to buy and sell equity securities on a principal rather than agency basis if the Investment Manager believes that trading on a principal basis will provide best execution. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask price.

The Investment Manager may cause the Fund to pay certain brokers commissions that are higher than those another broker may charge, if the Investment Manager determines in good faith that the amount paid is reasonable in relation to the value of the brokerage and research services it receives. This may be viewed in terms of either the particular transaction or the Investment Manager's overall responsibilities to client accounts over which it exercises investment discretion. The brokerage commissions that are used to acquire services other than brokerage are known as "soft dollars." Research provided can be either proprietary (created and provided by the broker-dealer, including tangible research products as well as access to analysts and traders) or third party (created by a third party but provided by the broker-dealer). To the extent permitted by applicable law, the Investment Manager may use soft dollars to acquire both proprietary and third party research.

The research services that brokers may provide to the Investment Manager include, among others, supplying information about particular companies, markets, countries, or local, regional, national or transnational economies, statistical data, quotations and other securities pricing information, and other information that provides lawful and appropriate assistance to the Investment Manager in carrying out its investment advisory responsibilities. These services may not always directly benefit the Fund. They must, however, be of value to the Investment Manager in carrying out its overall responsibilities to its clients.

It is not possible to place an accurate dollar value on the special execution or on the research services the Investment Manager receives from dealers effecting transactions in portfolio securities. The allocation of transactions to obtain additional research services allows the Investment Manager to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs from many securities firms. It is not anticipated that the receipt of these products and services reduce the Investment Manager's research activities in providing investment advice to the Fund.

As long as it is lawful and appropriate to do so, the Investment Manager and its affiliates may use this research and data in their investment advisory capacities with other clients. The Fund may obtain other services from brokers in connection with the Fund's investment transactions with such brokers. Such services will be limited to services that would otherwise be a Fund expense.

If purchases or sales of securities of the Fund and one or more other clients managed by the Investment Manager are considered at or about the same time, transactions in these securities will be allocated among the several clients in a manner deemed equitable to all by the Investment Manager, taking into account the respective sizes of the accounts and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions may improve execution and reduce transaction costs to the Fund.

Because the Fund may, from time to time, invest in broker-dealers, it is possible that the Fund will own more than 5% of the voting securities of one or more broker-dealers through whom the Fund place portfolio brokerage transactions. In such circumstances, the broker-dealer would be considered an affiliated person of the Fund. To the extent the Fund places brokerage transactions through such a broker-dealer at a time when the broker-dealer is considered to be an affiliate of the Fund, the Fund will be required to adhere to certain rules relating to the payment of commissions to an affiliated broker-dealer. These rules require the Fund to adhere to procedures adopted by the board to ensure that the commissions paid to such broker-dealers do not exceed what would otherwise be the usual and customary brokerage commissions for similar transactions.

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                             TAXATION OF THE FUND

--------------------------------------------------------------------------------

Qualification as a Regulated Investment Company

The Fund will elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) in the manner required under the Code. The Fund intends to distribute annually all of its investment company taxable income and net capital gain and therefore does not expect to pay federal income tax, although in certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, or net income derived from interests in certain qualified publicly traded partnerships, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer or two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance.

Excise Tax

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The term "required distribution" means the sum of (a) 98% of ordinary income (generally net investment income) for the calendar year, (b) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (a) amounts actually distributed by the Fund from its current year's ordinary income and capital gain net income and (b) any amount on which the Fund pays income tax for the taxable year ending in the calendar year. Although the Fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the Fund may determine that it is in the interest of shareholders to distribute a lesser amount.

Certain Tax Rules Applicable to the Fund's Transactions

Certain listed options, regulated futures contracts, and forward foreign currency contracts are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts (other than certain foreign currency contracts) generally will be considered 60% long-term and 40% short-term capital gain or loss.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss. Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

Sale or Redemption of Shares

In general, you will recognize a gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and your adjusted tax basis in the Fund shares. All or a portion of any loss so recognized may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or redemption (a so called "wash sale"). If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired. In general, any gain or loss arising from the sale or redemption of shares of the Fund will be capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares. In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

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              ORGANIZATION, VOTING RIGHTS AND PRINCIPAL HOLDERS

--------------------------------------------------------------------------------

The Fund is an open-end management investment company, commonly called a mutual fund. The Fund was organized as a Maryland corporation on May ___, 2005, and is registered with the SEC.

The Fund has noncumulative voting rights. For board member elections, this gives holders of more than 50% of the shares voting the ability to elect all of the members of the board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the board.

The Fund does not intend to hold annual shareholder meetings and is not required to. The Fund may hold special meetings, however, for matters requiring shareholder approval. A meeting may be called by the board to consider the removal of a board member if requested in writing by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a board member. A special meeting also may be called by the board in its discretion.

It is anticipated that Wintergreen Advisers will be the initial shareholder of the Fund. Such shares will be acquired for investment and can only be disposed of by redemption. It is expected that the Fund will bear some or all of its offering and/or organizational expenses. To the extent the organizational expenses of the Fund are paid by the Fund, they will be expensed and immediately charged to net asset value. Prior to the offering of the Fund's shares, Wintergreen Advisers will be the Fund's sole shareholder and deemed a controlling person of the Fund.

As of May ___, 2005, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of the Fund. The board members may own shares in other pooled investment vehicles or management accounts managed by Wintergreen Advisers.

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                          BUYING AND SELLING SHARES

--------------------------------------------------------------------------------

For investors outside the U.S., the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars. The Fund may, in its sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank. We may deduct any applicable banking charges imposed by the bank from your account.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

If you buy shares through the reinvestment of dividends, the shares will be purchased at the net asset value determined on the business day following the dividend record date (sometimes known as the "ex-dividend date"). The processing date for the reinvestment of dividends may vary and does not affect the amount or value of the shares acquired.

INVESTMENT BY ASSET ALLOCATORS

The Fund permits investment in the Fund by certain asset allocators (Asset Allocators) who represent underlying clients that have granted a power of attorney to the Asset Allocators to invest on their behalf. The Asset Allocators typically make asset allocation decisions across similarly situated underlying accounts that are invested in the Fund. As a result of adjustments in such asset allocation decisions, the Fund may experience relatively large purchases and redemptions when the Asset Allocators implement their asset allocation adjustment decisions. The Fund, based on monitoring of the trading activity of such Asset Allocator accounts, reserves the right to treat such Asset Allocators as market timers. In such circumstances, the Fund may restrict or reject trading activity by Asset Allocators if, in the judgment of the Fund's Investment Manager or transfer agent, such trading may interfere with the efficient management of the Fund's portfolio, may materially increase the Fund's transaction costs or taxes, or may otherwise be detrimental to the interests of the Fund and its shareholders. Neither the Fund, nor its investment manager nor any other affiliated party receives any compensation or other consideration in return for permitting Fund investments by Asset Allocators.

Transaction Support Payments

The types of payments that Wintergreen Advisers may make under this category include, among others, payment of ticket charges of up to $20 per purchase or exchange order placed by a dealer or one time payments for ancillary services such as setting up the Fund on a dealer's mutual fund trading system.

Other Payments

From time to time, Wintergreen Advisers, at its expense, may provide additional compensation to dealers which sell or arrange for the sale of shares of the Fund. Such compensation may include financial assistance to dealers that enable Wintergreen Advisers to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other dealer-sponsored events. These payments may vary depending upon the nature of the event.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the NASD. Wintergreen Advisers makes payments for events it deems appropriate, subject to Wintergreen Advisers guidelines and applicable law.

You can ask your dealer for information about any payments it receives from Wintergreen Advisers and any services provided.

Systematic Withdrawal Plan

Our systematic withdrawal plan allows you to sell your shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. The value of your account must be at least $5,000 and the minimum payment amount for each withdrawal must be at least $50. For retirement plans subject to mandatory distribution requirements, the $50 minimum will not apply. There are no service charges for establishing or maintaining a systematic withdrawal plan.

Each month in which a payment is scheduled, we will redeem an equivalent amount of shares in your account on the day of the month you have indicated on your account application or, if no day is indicated, on the 20th day of the month. If that day falls on a weekend or holiday, we will process the redemption on the next business day. Available processing dates currently are the 1st, 5th, 10th, 15th, 20th and 25th days of the month. When you sell your shares under a systematic withdrawal plan, it is a taxable transaction.

Shares sold under the plan may be subject to a redemption fee.

Redeeming shares through a systematic withdrawal plan may reduce or exhaust the shares in your account if payments exceed distributions received from the Fund. This is especially likely to occur if there is a market decline. If a withdrawal amount exceeds the value of your account, your account will be closed and the remaining balance in your account will be sent to you. Because the amount withdrawn under the plan may be more than your actual yield or income, part of the payment may be a return of your investment.

To discontinue a systematic withdrawal plan, change the amount and schedule of withdrawal payments, or suspend one payment, we must receive instructions from you at least three business days before a scheduled payment. The Fund may discontinue a systematic withdrawal plan by notifying you in writing and will discontinue a systematic withdrawal plan automatically if all shares in your account are withdrawn or if the Fund receives notification of the shareholder's death or incapacity.

REDEMPTIONS IN KIND

In the case of redemption requests, the board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Fund does not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates unless you specifically request them. This eliminates the costly problem of replacing lost, stolen or destroyed certificates. If a certificate is lost, stolen or destroyed, you may have to pay an insurance premium of up to 2% of the value of the certificate to replace it.

Any outstanding share certificates must be returned to the Fund if you want to sell or exchange those shares or if you would like to start a systematic withdrawal plan. The certificates should be properly endorsed. You can do this either by signing the back of the certificate or by completing a share assignment form. For your protection, you may prefer to complete a share assignment form and to send the certificate and assignment form in separate envelopes.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at net asset value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. The Fund will not be liable for any loss caused by your failure to cash such checks. The Fund is not responsible for tracking down uncashed checks, unless a check is returned as undeliverable.

In most cases, if mail is returned as undeliverable we are required to take certain steps to try to find you free of charge. If these attempts are unsuccessful, however, we may deduct the costs of any additional efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

Sending redemption proceeds by wire or electronic funds transfer (ACH) is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire or ACH is not processed as described in the prospectus.

There are special procedures for banks and other institutions that wish to open multiple accounts. An institution may open a single master account by filing one application form with the Fund, signed by personnel authorized to act for the institution. Individual sub-accounts may be opened when the master account is opened by listing them on the application, or by providing instructions to the Fund at a later date. These sub-accounts may be registered either by name or number. The Fund's investment minimums apply to each sub-account. The Fund will send confirmation and account statements for the sub-accounts to the institution.

If you buy or sell shares through your securities dealer, we use the net asset value next calculated after your securities dealer receives your request, which is promptly transmitted to the Fund. If you sell shares through your securities dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Your redemption proceeds will not earn interest between the time we receive the order from your dealer and the time we receive any required documents. Any loss to you resulting from your dealer's failure to transmit your redemption order to the Fund in a timely fashion must be settled between you and your securities dealer.

Certain shareholder servicing agents may be authorized to accept your transaction request.

For institutional and bank trust accounts, there may be additional methods of buying or selling Fund shares than those described in this SAI or in the prospectus. Institutional and bank trust accounts include accounts opened by or in the name of a person (includes a legal entity or an individual) that has signed an Institutional Account Application or Bank Trust Account Application accepted by Wintergreen Advisers or entered into a selling agreement and/or servicing agreement with Wintergreen Advisers or [TRANSFER AGENT]. For example, the Fund permits the owner of an institutional account to make a same day wire purchase if a good order purchase request is received (a) before the close of the New York Stock Exchange (NYSE) or (b) through the National Securities Clearing Corporation's automated system for processing purchase orders (Fund/SERV), even though funds are delivered by wire after the close of the NYSE. If funds to be wired are not received as scheduled, the purchase order may be cancelled or reversed and the institutional account owner could be liable for any losses or fees the Fund, Wintergreen Advisers and/or [TRANSFER AGENT] may incur.

In the event of disputes involving conflicting claims of ownership or authority to control your shares, the Fund has the right (but has no obligation) to: (i) restrict the shares and require the written agreement of all persons deemed by the Fund to have a potential interest in the shares before executing instructions regarding the shares; or (ii) interplead disputed shares or the proceeds from the court-ordered sale thereof with a court of competent jurisdiction.

Should the Fund be required to defend against joint or multiple shareholders in any action relating to an ownership dispute, you expressly grant the Fund the right to obtain reimbursement for costs and expenses including, but not limited to, attorneys' fees and court costs, by unilaterally redeeming shares from your account.

The Fund may be required (i) pursuant to a validly issued levy, to turn your shares over to a levying officer who may, in turn, sell your shares at a public sale; or (ii) pursuant to a final order of forfeiture to sell your shares and remit the proceeds to the U.S. or state government as directed.

Clients of financial advisors whose firms have a Selling Agreement with Wintergreen Advisers, and who are eligible for the Financial Advisor Service Team (FAST) may be eligible for the Valued Investor Program which offers enhanced service and transaction capabilities. Please contact Shareholder Services at [1-800/ ] for additional information on this program.

[ ] may be entitled to payments from the Fund under the Rule 12b-1 plans, as discussed below. [ ] receives no other compensation from the Fund for acting as underwriter.

Distribution and Service (12b-1) Fees

The board has adopted a separate plan pursuant to Rule 12b-1 for the Fund. The plan is designed to benefit the Fund and their shareholders and is expected to, among other things, increase advertising of the Fund, encourage sales of the Fund and service to their shareholders, and increase or maintain assets of the Fund so that certain fixed expenses may be spread over a broader asset base, resulting in lower per share expense ratios. In addition, a positive cash flow into the Fund is useful in managing the Fund because the Investment Manager has more flexibility in taking advantage of new investment opportunities and handling shareholder redemptions.

Under the plan, the Fund pays [ ] or others for the expenses of activities that are primarily intended to sell shares. These expenses also may include service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, [ ] or its affiliates and who provide service or account maintenance to shareholders (service fees); the expenses of printing prospectuses and reports used for sales purposes, and of preparing and distributing sales literature and advertisements; and a prorated portion of [ ]'s overhead expenses related to these activities. Together, these expenses, including the service fees, are "eligible expenses."

Under the plan, the Fund may pay up to [ ]% per year of the Fund's average daily net assets in 12b-1 fees to [ ].

--------------------------------------------------------------------------------

                              PRICING OF SHARES

--------------------------------------------------------------------------------

When you buy shares, you pay the net asset value (NAV) per Share. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria.

When you sell shares, you receive the NAV minus any applicable redemption fees.

The value of a mutual fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The NAV per share is determined by dividing the total NAV of the Fund by the applicable number of shares outstanding.

The Fund calculates the NAV per share each business day at the close of trading on the New York Stock Exchange (NYSE) (normally 4:00 PM Eastern time). The Fund does not calculate the NAV on days the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

When determining its NAV, the Fund values cash and receivables at their realizable amounts, and records interest as accrued and dividends on the ex-dividend date. The Fund generally utilizes two independent pricing services to assist in determining a current market value for each security. If market quotations are readily available for portfolio securities listed on a securities exchange or on the Nasdaq National Market System, the Fund values those securities at the last quoted sale price or the official closing price of the day, respectively, or, if there is no reported sale, within the range of the most recent quoted bid and ask prices. The Fund values over-the-counter portfolio securities within the range of the most recent bid and ask prices. If portfolio securities trade both in the over-the-counter market and on a stock exchange, the Fund values them according to the broadest and most representative market.

Requests to buy and sell shares are processed at the NAV next calculated after we receive your request in proper form.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the close of the NYSE. The value of these securities used in computing the NAV is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the close of the NYSE that will not be reflected in the computation of the NAV. The Fund relies on third party pricing vendors to monitor for events materially affecting the value of these securities during this period. If an event occurs the third party pricing vendors will provide revised values to the Fund.

                                    Part C

Item 23.  Exhibits

      A   Articles of Incorporation

      B   By-Laws

      C*  Share Certificate

      D*  Investment Advisory Contract

      E   Not Applicable

      F   Not Applicable

      G*  Custodian Agreements

      H*  Other Material Contracts

      I*  Legal Opinion of S & K

      J*  Other Opinions

      K*  Not Applicable

      L*  Initial Capital Agreements

      M*  Rule 12b-1 Plan

      N*  Not Applicable

      O*  Reserved

      P*  Codes of Ethics

      *   To be filed by amendment

Item 24.  Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 25.  Indemnification

[To be provided by pre-effective amendment]

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser

[To be provided by pre-effective amendment]

Item 27.  Principal Underwriters

Not applicable

Item 28.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Wintergreen Fund, Inc., located at 333 Route 46 West, Mountain Lakes, NJ 07046, or at [TRANSFER AGENT],[ADDRESS].

Item 29.  Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 10th day of May, 2005.

                                                WINTERGREEN FUND, INC.

                                             By: /s/ Elizabeth N. Cohernour
                                                 ---------------------------
                                             Name:   Elizabeth N. Cohernour
                                             Title:  President

      Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and date(s) indicated.

              Signature                    Title                 Date
              ---------                    -----                 ----
Principal Executive Officer              President           May 10, 2005

By: /s/ Elizabeth N. Cohernour
    ---------------------------
Name:   Elizabeth N. Cohernour



Principal Financial and Accounting       Treasurer           May 10, 2005
Officer

By: /s/ Elizabeth N. Cohernour
    ---------------------------
Name:   Elizabeth N. Cohernour



Sole Director                            Director            May 10, 2005

By: /s/ Elizabeth N. Cohernour
    ---------------------------
Name:   Elizabeth N. Cohernour



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